              As filed with the Securities and Exchange Commission
                               on September 2, 1997

                                                       Registration No. 33-56094
                                                                        811-7428
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               __________________

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
                         PRE-EFFECTIVE AMENDMENT NO. __                      [ ]
                         POST-EFFECTIVE AMENDMENT NO. 47                     [X]
                                                      --
                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                                AMENDMENT NO. 49
                                              --

                        (Check appropriate box or boxes)
                        ---------------------------------
                         NICHOLAS-APPLEGATE MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                          600 WEST BROADWAY, 30th FLOOR
                           SAN DIEGO, CALIFORNIA 92101
          (Address of Principal Executive Offices, including Zip Code)

                               ARTHUR E. NICHOLAS
                    C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                          600 WEST BROADWAY, 30TH FLOOR
                           SAN DIEGO, CALIFORNIA 92101
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                           COPY TO:  ROBERT E. CARLSON
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                      555 S. FLOWER STREET, TWENTIETH FLOOR
                          LOS ANGELES, CALIFORNIA 90071
                          -----------------------------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                AS SOON AS PRACTICABLE FOLLOWING EFFECTIVE DATE.
                          -----------------------------

                [  ] immediately upon filing pursuant to paragraph (b)
                [  ] on            pursuant to paragraph (b)
                        ----------
                [  ] 60 days after filing pursuant to paragraph (a)(i)
                [  ] on            pursuant to paragraph (a)(i)
                        ----------
                [ X] 75 days after filing pursuant to paragraph (a)(ii)
                [  ] on    (date)    pursuant to paragraph (a)(ii), of Rule 485
                        ------------
                [  ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of shares by this Registration Statement. Registrant filed a Notice under such Rule for its fiscal year ended March 31, 1997 on May 30, 1997. This Registration Statement has been executed by the trustees and principal officers of the Registrant and of Nicholas-Applegate Investment Trust.

                          ----------------------------

                              CROSS REFERENCE SHEET
                            (AS REQUIRED BY RULE 495)
N-1A ITEM NO.                                           LOCATION
-------------                                           --------
PART A

Item  1. Cover Page. . . . . . . . . . . . . . . . . .   Cover Page

Item  2. Synopsis. . . . . . . . . . . . . . . . . . .   Overview; Global Blue
                                                         Chip Fund; Emerging
                                                         Markets Bond Fund;
                                                         Pacific Rim Fund;
                                                         Greater China Fund;
                                                         Latin America Fund

Item  3. Condensed Financial Information . . . . . . .   Global Blue Chip Fund;
                                                         Emerging Markets Bond
                                                         Fund; Pacific Rim
                                                         Fund; Greater China
                                                         Fund; Latin America
                                                         Fund

Item  4. General Description of Registrant . . . . . .   Overview; Global Blue
                                                         Chip Fund; Emerging
                                                         Markets Bond Fund;
                                                         Pacific Rim Fund;
                                                         Greater China Fund;
                                                         Latin America Fund

Item  5. Management of Fund. . . . . . . . . . . . . .   Organization and
                                                         Management; Portfolio
                                                         Teams

Item  6. Capital Stock and Other Securities. . . . . .   Your Account

Item  7. Purchase of Securities Being Offered. . . . .   Your Account

Item  8. Redemption or Repurchase. . . . . . . . . . .   Your Account

Item  9. Pending Legal Proceedings . . . . . . . . . .   Not Applicable

PART B

Item 10. Cover Page. . . . . . . . . . . . . . . . . .   Cover Page

Item 11. Table of Contents . . . . . . . . . . . . . .   Table of Contents

Item 12. General Information and History . . . . . . .   General Information

Item 13. Investment Objectives and Policies. . . . . .   Investment Objectives,
                                                         Policies and Risks;
                                                         Investment
                                                         Restrictions

Item 14. Management of the Fund. . . . . . . . . . . .   Trustees and Officers;
                                                         Administrators;
                                                         Distributor

Item 15. Control Persons and Principal Holders
         of Securities . . . . . . . . . . . . . . . .   Not Applicable

Item 16. Investment Advisory and Other Services. . . .   Administrators;
                                                         Investment Adviser;
                                                         Distributor;
                                                         Custodian, Transfer
                                                         and Dividend
                                                         Disbursing Agent,
                                                         Independent Auditors
                                                         and Legal Counsel

Item 17. Brokerage Allocation and Other Practices. . .   Portfolio Transactions
                                                         and Brokerage

Item 18. Capital Stock and Other Securities. . . . . .   Miscellaneous

Item 19. Purchase, Redemption and Pricing of
         Securities Being Offered. . . . . . . . . . .   Purchase and
                                                         Redemption of Fund
                                                         Shares; Shareholder
                                                         Services

Item 20. Tax Status. . . . . . . . . . . . . . . . . .   Dividends,
                                                         Distributions and Taxes

Item 21. Underwriters. . . . . . . . . . . . . . . . .   Distributor

Item 22. Calculation of Performance Data . . . . . . .   Performance
                                                         Information

Item 23. Financial Statements. . . . . . . . . . . . .   Not Applicable

PART C
  Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to the Registration
  Statement.

                      Nicholas | Applegate-Registered Trademark-
                                     MUTUAL FUNDS



--------------------------------------------------------------------------------

PROSPECTUS


This prospectus contains vital information about these Funds. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these Funds:

-   are not bank deposits
-   are not federally insured
-   are not endorsed by any bank or government agency
-   are not guaranteed to achieve their investment objectives




LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                              GLOBAL INSTITUTIONAL FUNDS


                                   PACIFIC RIM FUND
                                  GREATER CHINA FUND
                                  LATIN AMERICA FUND












                                  November __, 1997

                                  TABLE OF CONTENTS

                                       OVERVIEW


                                     GLOBAL FUNDS
                                     Pacific Rim Fund
                                     Greater China Fund
                                     Latin America  Fund

                                     YOUR ACCOUNT
                                     Transaction Policies
                                     Dividends and Account Policies
                                     Opening an Account
                                     Adding to an Account
                                     Exchanging Shares
                                     Selling or Redeeming Shares
                                     Signature Guarantees

                             ORGANIZATION AND MANAGEMENT
                                     Investment Adviser Compensation
                                     Administrator Compensation
                                     Distributor
                                     Portfolio Trades
                                     Investment Objectives
                                     Diversification
                                     Portfolio Teams

                       RISK FACTORS AND SPECIAL CONSIDERATIONS

OVERVIEW

--------------------------------------------------------------------------------




    FUND INFORMATION
    Concise Fund descriptions begin on the next page. Each description provides the following information:

    --> GOAL AND STRATEGY. The Fund's particular investment goals and the strategies it intends to use in pursuing those goals.

    --> PORTFOLIO SECURITIES. The primary types of securities in which the Fund invests. Secondary investments are described in "Risk Factors and Special Considerations" at the end of the prospectus.


    --> RISK FACTORS. The major risk factors associated with the Fund. Other risk factors are also described in "Risk Factors and Special
    Considerations."

    --> EXPENSES.  The overall costs borne by an investor in the Fund.


    The shares of the Nicholas-Applegate Pacific Rim Fund, the
    Nicholas-Applegate Greater China Fund, and the Nicholas-Applegate Latin America Fund (the "Fund" or "Funds") represent interests in a diversified pool of securities which are portfolios of the Nicholas-Applegate Mutual Funds (the "Trust"), an open-end management investment company, otherwise known as a mutual fund.

    WHO MAY WANT TO INVEST IN THESE FUNDS
    -    those who are investing for retirement or other long-term goals
    -    those seeking to target investment in a particular region
    - those who are willing to accept higher short-term risks associated with investing in foreign companies along with higher potential long-term results
    -    those who want professional portfolio management
    - those who are seeking funds for the international portion of an asset allocation portfolio

    WHO MAY NOT WANT TO INVEST IN THESE FUNDS
    -    those who are investing with a shorter time frame
    - those who are uncomfortable with an investment that will go up and down in value
    - those who are unable to accept the special risks associated with foreign investing
    *******************************************************


    THE INVESTMENT ADVISER
    Nicholas-Applegate Capital Management (the "Investment Adviser") serves as investment adviser to Funds. The Investment Adviser's affiliates, Nicholas Applegate - Hong Kong and Nicholas Applegate - Asia, serve as sub-advisers
    to the Greater China and Pacific Basin Funds.   Arthur E. Nicholas and 14
    other partners with a staff of approximately 350 employees currently manage approximately $30 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals.

PACIFIC RIM FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:  Long-term growth of capital.

INVESTMENT STRATEGY:   The Fund's Investment Adviser focuses on a "bottom-up"
analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout Asia and the Pacific Rim, and systematic disciplines to uncover signs of "change at the margin" - positive business developments which are not yet fully reflected in a company's stock price. The Investment Adviser does not emphasize any particular company size but instead considers investments which in its opinion offers the potential for capital appreciation.

PRINCIPAL INVESTMENTS: Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers that satisfy at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services produced in or or more Pacific Rim countries; (ii) they are organized under the laws of, or have a principal office in, a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for a class of their securities is in a Pacific Rim country. The Fund intends to invest in securities of issuers located in at least three Asian or Pacific Rim countries. These countries may include Australia, China, Hong Kong, Japan, India, Indonesia, South Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, and Thailand. The Fund invests the remainder primarily in a combination of equity and debt securities of issuers located throughout the world. The Fund may invest up to 35% of its total assets in debt securities rated below investment grade. The Fund may also use options, futures contracts, forward currency transactions, and currency swaps as hedging techniques.

PORTFOLIO MANAGEMENT: The Investment Adviser together with its Hong Kong and Singapore affiliates emphasize a team approach to portfolio management to maximize overall effectiveness. For a complete listing of the portfolio team, see "Portfolio Teams" on page __ .

RISK FACTORS. The value of the Fund's investments varies day to day in response to the activities of individual companies and general market and economic conditions. As with any international fund, performance also depends upon changing values in foreign currencies, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. These risks are magnified in countries with emerging markets. Certain Asian and Pacific Rim countries may have relatively unstable governments, economies based on only a few industries or heavily dependent upon foreign trade, and securities markets that trade infrequently or in low volumes. Lower rated debt securities and securities of smaller issuers are considered speculative and subject to greater volatility and risk of loss than higher rated securities and securities of larger, more established companies. For a further explanation, see "Risk Factors and Special Considerations" starting on page _____.

--------------------------------------------------------------------------------

INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below show the expected expenses for the Fund for its first year of operations. Actual expenses may be more or less than those shown.


------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
------------------------------------------------------------------------------------------
Maximum sales charge on purchases (as a percentage of offering price)                None
------------------------------------------------------------------------------------------
Sales charge on reinvested dividends                                                 None
------------------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original
  purchase price or redemption proceeds, whichever is lower)                         None
------------------------------------------------------------------------------------------
Redemption fee                                                                       None
------------------------------------------------------------------------------------------
Exchange fee                                                                         None
------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
------------------------------------------------------------------------------------------
Management fees                                                                     1.00%
------------------------------------------------------------------------------------------
12b-1 expenses                                                                       None
------------------------------------------------------------------------------------------
Other expenses (after expense deferral)                                             0.40%
------------------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(1)                                1.40%
------------------------------------------------------------------------------------------

(1) The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Fund. Total operating expenses and Other Expenses are expected to be 3.00% and 2.00%, respectively, absent the deferral. See "Investment Adviser Compensation".

EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

-----------------------
    1 YEAR   3 YEARS
-----------------------
     $14       $44
-----------------------

THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

GREATER CHINA FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: Long term growth of capital.

INVESTMENT STRATEGY: The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional research, calling on the expertise of many external analysts throughout Asia, and systematic disciplines to uncover signs of "change at the margin" - positive business developments which are not yet fully reflected in a company's stock price. The Investment Adviser does not emphasize any particular company size but instead considers investments which in its opinion offers the potential for capital appreciation.

PRINCIPAL INVESTMENT: Under normal conditions, the Funds invests at least 65% of its total assets in securities of issuers that satisfy at least one of the following criteria: (i) their securities are traded principally on stock exchanges in China, Hong Kong or Taiwan, (ii) they derive 50% or more of their total revenue from goods produced, sales made or services performed in China, Hong Kong or Taiwan, (iii) they maintain 50% or more of their assets in either China, Hong Kong or Taiwan, or (iv) they are organized under the laws of China, Hong Kong or Taiwan.The Fund invests the remainder primarily in a combination of equity and debt securities of issuers located throughout the world. The Fund may invest up to 35% of its total assets in debt securities rated below investment grade. The Fund may also use options, futures contracts, currency swaps and forward currency transactions as hedging techniuqes.

PORTFOLIO MANAGEMENT: The Investment Adviser together with its Hong Kong and Singapore affiliates emphasize a team approach to portfolio management to maximize its overall effectiveness. For a complete listing of the portfolio teams, see "Portfolio Teams" on page ____.

RISK FACTORS: The value of the Fund's investments varies from day to day in response to the activities of individual companies and general conditions. As with any international fund, performance also depends upon changing value in foreign currencies, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. Because the Fund invests its assets primarily in securities of issuers operating in the greater China area, its performance is closely tied to economic and political conditions in the area and the Fund's performance will be more volatile than more geographically diversified funds. Lower rated debt securities and securities of smaller issuers are considered speculative and subject to greater volatility and risk of loss than higher rated securities and securities of larger, more established companies. For a further explanation see "Risk Factors and Special Considerations" starting on page _____.

--------------------------------------------------------------------------------

INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below show expenses expected for the Fund in its first year of operation. Actual expenses may be more or less than those shown.



------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
------------------------------------------------------------------------------------------
Maximum sales charge on purchases (as a percentage of offering price)                None
------------------------------------------------------------------------------------------
Sales charge on reinvested dividends                                                 None
------------------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original purchase
  price or redemption proceeds, whichever is lower)                                  None
------------------------------------------------------------------------------------------
Redemption fee                                                                       None
------------------------------------------------------------------------------------------
Exchange fee                                                                         None
------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
------------------------------------------------------------------------------------------
Management fees                                                                     1.00%
------------------------------------------------------------------------------------------
12b-1 expenses                                                                       None
------------------------------------------------------------------------------------------
Other expenses (after expense deferral)                                             0.40%
------------------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(1)                                1.40%
------------------------------------------------------------------------------------------


(1) The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Fund. Total operating expenses and Other expenses are expected to be 3,00% and 2.00%, respectively, absent the deferral. See "Investment Adviser Compensation".

EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


-----------------------
  1 YEAR     3 YEARS
-----------------------
   $14        $44
-----------------------

--------------------------------------------------------------------------------
THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

LATIN AMERICA FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:  Long-term growth of capital.

INVESTMENT STRATEGY: The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies worldwide. It uses a blend of both traditional and fundamental research, calling on expertise of many external analysts in different countries throughout Latin America, and systematic disciplines to uncover signs of "changes at the margin" - positive business developments which are not yet fully reflected in a company's stock price. The Investment Adviser does not emphasize any particular company size but instead considers investments which in its opinion offers potential for capital appreciation.

PRINCIPAL INVESTMENTS: Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers that satisfy at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services performed in one or more Latin American countries, (ii) they are organized under the laws of, or has a principal office in, a Latin American country; (iii) they maintain 50% or more of their assets in one or more Latin American countries, or (iv) the principal trading market for a class of their securities is in a Latin American country. The Fund intends to invest in securities of issuers located in at least three Latin American countries. These countries may include: Argentina, the Bahamas, Barbados, Belize, Bolivia, Brazil, Chile, Columbia, Costa Rica, Dominican Republic, Ecuador, El Salvador, French Guiana, Guatamala, Guyana, Haiti, Honduras, Jamaica, Mexico, the Netherlands Antilies, Nicaragua, Panama, Paraguay, Peru, Suriname, Trinidad and Tobago, Uruguay and Venezuela. The Fund invests the remainder primarily in a combination of equity and debt securities of issuers located throughout the world. The Fund may invest up to 35% of its total assets in debt securities rated below investment grade. The Fund may also use use options, futures contracts, currency swaps, and forward currency transactions as hedging techniques.

PORTFOLIO MANAGEMENT: The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page ___.

RISK FACTORS: The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. As with any international fund, performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. These risks are magnified in many Latin American countries, since these countries may have unstable governments, less established markets, and volatile currencies. Lower rated debt securities and securities of smaller issuers are considered speculative and subject to greater volatility and risk of loss than higher rated securities and securities of larger, more established companies. For a further explanation, see "Risk Factors and Special Considerations" starting on page____.

--------------------------------------------------------------------------------
INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below are the expected expenses for the Fund for its first year of operation. Actual expenses may be more or less than those shown.


------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
------------------------------------------------------------------------------------------
Maximum sales charge on purchases (as a percentage of offering price)                None
------------------------------------------------------------------------------------------
Sales charge on reinvested dividends                                                 None
------------------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original
  purchase price or redemption proceeds, whichever is lower)                         None
------------------------------------------------------------------------------------------
Redemption fee                                                                       None
------------------------------------------------------------------------------------------
Exchange fee                                                                         None
------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
------------------------------------------------------------------------------------------
Management fees                                                                     1.25%
------------------------------------------------------------------------------------------
12b-1 expenses                                                                       None
------------------------------------------------------------------------------------------
 Other expenses (after expense deferral)                                            0.40%
------------------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(1)                                1.65%
------------------------------------------------------------------------------------------

(1.)The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Fund. Total operating expenses and Other expenses are expected to be 3,25% and 2.00%, respectively, absent the deferral. See "Investment Adviser Compensation".

EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.
-----------------------
  1 YEAR    3 YEARS
-----------------------
   $17        $52
-----------------------


THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

 YOUR ACCOUNT
-------------
TRANSACTION POLICIES

PURCHASE OF SHARES. Shares are offered at net asset value without a sales charge to qualified retirement plans, financial and other institutions and "wrap accounts." The minimum initial investment is $250,000, and the minimum subsequent investment to $10,000. The Distributor may waive these minimums from time to time.

VALUATION OF SHARES The net asset value per share (NAV) for a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) by dividing a Fund's net assets by the number of its shares outstanding.

BUY AND SELL PRICES When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.

EXECUTION OF REQUESTS Each Fund is open on those days when the New York Stock Exchange is open, usually Monday - Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the transfer agent.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing. Each Fund reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the transfer agent. The Trust reserves the right to cancel any buy request if payment is not received within three days.


In unusual circumstances, any Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. In addition the Trust will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, your Fund may be responsible for any losses that may occur in your account due to an unauthorized telephone call.

CERTIFICATED SHARES Most shares are electronically recorded. If you wish to have certificates for your shares, please write to the transfer agent. Certificated shares can only be sold by returning the certificates to the transfer agent, along with a letter of instruction or a stock power and a signature guarantee.

SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

SHAREHOLDER INQUIRIES Shareholder inquiries should be addressed to the Trust, c/o the Trust's transfer agent,

State Street Bank and Trust Company,
Attention: Nicholas-Applegate Mutual Funds,
P.O. Box 8326,
Boston, MA  02266-8326.

Telephone inquiries can be made by calling 1-800-551-8043 or, from outside the U.S. 1-617-774-5000 (collect).

The services referred to above may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the Transfer Agent at the address and telephone number provided above.

FEATURES AND ACCOUNT POLICIES

RETIREMENT PLANS You may invest in each Fund through various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:
-   After every transaction that affects your account balance.
-   After any changes of name or address of the registered owner(s).
-   In all other circumstances, every quarter.

Every year you will also receive an applicable tax information statement, mailed by January 31.


DIVIDENDS The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends and capital gains annually.

DIVIDEND REINVESTMENTS If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you.

TAXABILITY OF DIVIDENDS As long as a Fund meets the requirements for being a tax-qualified regulated investment company, which each Fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a Fund whether reinvested or taken as cash, are generally considered taxable. Dividends from a Fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The tax information statement that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY) If you draw down a non-retirement account so that its total value is less than the Fund minimum, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

AUTOMATIC WITHDRAWALS You may make automatic withdrawals from a Fund of $250 or more on a monthly or quarterly basis if you have an account of $15,000 or more in the Fund. Withdrawal proceeds will normally be received prior to the end of the month or quarter. See the account application for further information.


AUTOMATIC INVESTMENT PLAN You may make regular monthly or quarterly investments in a Fund through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the transfer agent at 1-800-551-8043.

CROSS-REINVESTMENT You may cross-reinvest dividends or dividends and capital gains distributions paid by one Fund into shares of another Fund, subject to conditions outlined in the Statement of Additional Information and the applicable provisions of the qualified retirement plan.

SIMPLIFIED ACCOUNT INFORMATION
------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                      OPENING AN ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
This is the minimum                                                        $250,000
initial investment
-----------------------------------------------------------------------------------------------------------------------------------
Use this type of                                                       New Account Form
application                                                            (Non-Retirement)
-----------------------------------------------------------------------------------------------------------------------------------
Before completing the                Each Fund offers a variety of features, which are described in the "Your Account"
application                      section of this prospectus.  Please read this section before completing the application.
-----------------------------------------------------------------------------------------------------------------------------------
Completing the                               If you need assistance, contact your financial representative,
application                                                           or call the Trust.
-----------------------------------------------------------------------------------------------------------------------------------
If you are sending money                Mail application and check, payable to: NICHOLAS-APPLEGATE MUTUAL FUNDS,
by CHECK                           PO BOX 8326, BOSTON, MA 02266 8326.  The Trust WILL NOT accept third-party checks.
-----------------------------------------------------------------------------------------------------------------------------------
If you are sending money            Please read the bank wire or ACH section under the "Buying Shares" section below.
by BANK WIRE or ACH               You will need an account number with the Trust by sending a completed application to:
                                              NICHOLAS-APPLEGATE MUTUAL FUNDS, PO BOX 8326, BOSTON, MA 02266 8326.
                        To receive your account number, call either your financial representative or the Trust at (800)551-8043.
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                        BUYING SHARES
-----------------------------------------------------------------------------------------------------------------------------------
This is the minimum                                                        $10,000
additional investment
-----------------------------------------------------------------------------------------------------------------------------------
The price you will receive                   The Trust is open on days that the New York Stock Exchange is open.
                                  All transactions received in good order before the market closes receive that day's price.
-----------------------------------------------------------------------------------------------------------------------------------
If you are sending money                        Instruct your bank to wire the amount you wish to invest to:
by BANK WIRE                                          STATE STREET BANK & TRUST CO. - ABA #011000028
                                                                       DDA #9904-645-0
                                                             STATE STREET BOS, ATTN: MUTUAL FUNDS
                                     CREDIT: NICHOLAS-APPLEGATE [FUND NAME], [YOUR NAME],[ACCOUNT NAME/NUMBER OR NUMBER]
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If you are sending money  Call your bank to ensure (1) that your bank supports ACH, and (2) this feature is active on your bank
by ACH                   account.  To establish this option, either complete the appropriate sections when opening an account, or contact your financial representative or the Trust at (800) 551-8043 for further information.
                                                To initiate an ACH purchase, call the Trust at (800)551-8043.
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                                                                      EXCHANGING SHARES
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This is the minimum                                                       $250,000
exchange amount to open
a new account
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The price you                                The Trust is open on days that the New York Stock Exchange is open.
will receive                    All transactions received in good order before the market closes receives that day's price.
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Things you should        The exchange must be to another Institutional Portfolio in an account with the same account registration.
know                                If opening an account as part of an exchange, you must obtain and read the prospectus.
                         If you intend to keep money in the portfolio you are exchanging from, make sure that you leave an amount equal or greater that the portfolio's minimum account size (see the "Opening an Account" section).
                                     To protect other investors, the Trust may limit the number of exchanges you can make.
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How to request an                      Either contact your financial representative, or call the Trust at (800) 551-8043.
exchange by PHONE            The Trust will accept a request by phone if this feature was previously established on your account.
                                                      See the Your Account section for further information.
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How to request an       Please put your exchange request in writing, including: the name on the account, the name of the Fund or
exchange by MAIL       portfolio and the account number you are exchanging from, the shares or dollar amount you wish to exchange, and the fund or portfolio you wish to exchange to.  Mail this request to: PO BOX 8326, BOSTON, MA 02266
                                                                             8326.
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                                                                               SELLING OR REDEEMING SHARES
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                                               IN WRITING                                            BY PHONE
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                          Certain requests may require a SIGNATURE GUARANTEE.    Selling shares by phone is a service option which
                         See that section below for further information.  You       must be established on your account prior to
                                   may sell up to the full account value.         making a request.  See the "Your Account" section,
    Things you               The Trust may have additional requirements for          or contact your financial representative,
   should know             redeeming shares.  Please call the Trust for more           or the Trust at (800) 551-8043 for
                                            information.                                      further information.
                                                                                    The maximum amount which may be requested
                                                                                 by phone, regardless of account size, is $50,000.
                                                                                  Amounts greater than that must be requested in
                                                                                       writing.   If you wish to receive your
                                                                                      monies by bank wire, the minimum request
                                                                                                     is $5,000.
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                                If you purchased shares through a financial representative, or a plan administrator/sponsor, you should call them regarding the most efficient way to sell shares.
                                     If you bought shares recently by check, they may not be available to be sold for up to
                                                        15 calendar days from the date of purchase.
                                           Sales by a corporation, trust or fiduciary may have special requirements.
                                        Please call your financial representative or the Trust for further information.
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The price you                                 The Trust is open on days that the New York Stock Exchange is open.
will receive                     All transactions received in good order before the market closes receive that day's price.
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  If you want to receive    Please put your request in writing, including: the     Either contact your financial representative
your monies by BANK WIRE      name of the account owners, account number and            or call the Trust at (800) 551-8043.
                             Fund you are redeeming from, the share or dollar     The proceeds will be sent to the existing bank
                              amount you wish to sell, signed by all account             wire address listed on the account.
                                        owners.  Mail this request to:
                                       NICHOLAS-APPLEGATE MUTUAL FUNDS,
                                     PO BOX 8326, BOSTON, MA 02266 8326.
                             The check will be sent to the existing bank wire
                                        address listed on the account.
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If you want to receive            Please call the Trust at (800) 551-8043.       Either contact your financial representative or
 your monies by ACH                                                                      call the Trust at (800) 551-8043.
                                                                                  The proceeds will be sent to the existing ACH
                                                                                      instructions on the account and will
                                                                                     generally be received at your bank two
                                                                                  business days after your request is received.
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                                                                       SIGNATURE GUARANTEES
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A definition            A signature guarantee is required of a financial institution to verify the authenticity of an individual's signature.  It can usually be obtained from a broker, commercial or savings bank, or credit union.
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When you need one                 A signature guarantee is needed when making a written request for the following reasons:
                                                  1. When selling more than $50,000 worth of shares;
                       2. When you want a check or bank wire sent to a name or address that is not currently listed on the account
                            3.  To sell shares from an account controlled by a corporation, partnership, trust or fiduciary; or
                                                  4.  If your address was changed within the last 60 days.
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ORGANIZATION AND MANAGEMENT
---------------------------



INVESTMENT ADVISER COMPENSATION. Pursuant to an investment advisory agreement, the Pacific Rim Growth Fund and the Greater China Fund each pays advisory fees at the annual rate of 1.00% of its net assets; the Latin American Fund pays at the annual rate of 1.25% of its net assets.

The Investment Adviser has agreed to waive or defer its management fees payable by each Fund, and to absorb other operating expenses of each Fund, so that the expenses will not exceed the following expense ratios on an annual basis through March 31, 1998: Asian Growth Fund and Greater China Fund - 1.40%; and Latin America Fund - 1.65%. Each Fund will reimburse the Investment Adviser for fees deferred or other expenses paid pursuant to this Agreement in later years in which operating expenses for the Fund are less than the percentage limitation set forth above.

SUB-ADVISERS. To assist it in the management of the Greater China and Pacific Basin Funds, the Investment Adviser has entered into sub-advisory agreements with its investment advisory affiliates, Nicholas Applegate Capital Management - Hong Kong, 6th Floor, Three Exchange Square, 8 Connaught Place, Hong Kong, and Nicholas Applegate Capital Management - Asia, 65 Chulia Street #3201/04 OCBC Centre, Singapore (the "Sub-Advisers"). Pursuant to each sub-advisory agreement, the Investment Adviser pays its affilates each a fee equal to (INSERT PERCENTAGE) of the fee it receives. To the extent the Investment Adviser waives its management fee under circumstances outlined above, the Sub-Advisers will also waive or defer their fees.


ADMINISTRATOR COMPENSATION. The Funds pay administrative fees for administrative personnel and services (including certain legal and financial reporting services). Each Fund pays Nicholas-Applegate Capital Management an annual fee of .10% of net assets. Each Fund pays Investment Company Administration Corporation (ICAC) an annual fee of $5,000 - $35,000. In addition each Fund pays ICAC a fee at an annual rate equal to 0.15% of average net assets.

DISTRIBUTOR OF THE FUND'S SHARES:
Nicholas-Applegate Securities
600 West Broadway, 30th Floor
San Diego, California  92101
(800) 551-8045


PORTFOLIO TRADES. The Investment Adviser is responsible for each Fund's portfolio transactions. The Sub-Advisers also have responsibility for the Greater China and Pacific Rim Funds' portfolio transactions. In placing portfolio trades, the Investment Adviser and its Sub-Advisers may use brokerage firms that sell shares of the Funds or that provide research services to the Investment Adviser or its Sub-Advisers, but only when the Investment Adviser believes no other firm offers a better combination of quality execution (i.e. timeliness and completeness) and favorable price. The Investment Adviser expects annual portfolio turnover up to 200%. This is generally higher than other funds and will result in the Funds incurring higher brokerage costs.


INVESTMENT OBJECTIVE. Each Fund's investment objective is fundamental and may only be changed with shareholder approval.

DIVERSIFICATION.  Each of the Funds is diversified.

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PORTFOLIO TEAMS
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NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
Catherine Somhegyi, Partner
Chief Investment Officer - Global Equity
   Management
Joined the firm in 1987; prior investment experience with Professional Asset Securities, Inc.
   and Pacific Century Advisers
M.B.A. and B.S. - University of Southern
   California
GREATER CHINA, PACIFIC RIM, AND LATIN AMERICA FUNDS

Larry Speidell, CFA, Partner
Director of Global Systematic Portfolio
   Management and Research
Joined the firm in 1994; 23 years prior investment experience with Batterymarch Financial
   Management and Putnam Management
   Company
M.B.A. - Harvard University; B.E. - Yale
   University
GREATER CHINA, PACIFIC RIM, AND LATIN AMERICA FUNDS

Aaron Harris
Joined the firm in 1995; 1 year prior investment
   experience at Chemical Bank
B.A. Princeton University
LATIN AMERICA FUND

Pedro Marcal
Joined the firm in 1994; 5 years prior investment experience with A.B. Laffer, V.A. Canto &
   Associates, and A-Mark Precious Metals
B.A. - University of California, San Diego
GREATER CHINA AND PACIFIC RIM FUNDS

Eswar Menon
Joined the firm in 1995; 5 years prior investment experience with Koeneman Capital Management and Integrated Device Technology
M.B.A. - University of Chicago;
B.S. - Indian Institute of Technology, Madras
GREATER CHINA AND PACIFIC RIM FUNDS

Alex Muromcew
Joined the firm in 1996; 6 years prior investment experience with Jardine Fleming Securities (Japan);
   Emerging Markets Investors Corporation; Teton
   Patners LP
M.B.A. - Stanford University; B.A. Dartmouth College
PACIFIC RIM FUND

Ernesto Ramos, Ph.D
Joined the firm in 1994; 14 years prior investment and quantitative research experience with
   Batterymarch Financial Management; Bolt
   Beraneck & Newman Inc,; and Harvard University
Ph.D - Harvard University; B.S. Massachusetts
   Institute of Technology
GREATER CHINA FUND

NACM - HONG KONG

Robert Brewis
Joined the firm in 1997; 9 years prior investment experience with Credit Lyonnais International and Thornton Asset Management
M.A. and B.A. - Cambridge University
GREATER CHINA AND PACIFIC RIM FUNDS

Timothy  Greaton
Joined the firm in 1997; 7 years prior investment experience with Credit Lyonnais International
   Asset Management
B.A. - Middlebury College; also attended graduate programs at Taiwan University and Nanjing
   University
GREATER CHINA AND PACIFIC RIM FUNDS

NACM - ASIA

Yeo Boon Hong
Joined the firm in 1997; 8 years prior investment experience with Credit Lyonnais International
   Asset Management and Indosuez Asset
   Management.
PACIFIC RIM FUND

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RISK FACTORS AND SPECIAL
CONSIDERATIONS
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MUTUAL FUND CONSIDERATIONS IN GENERAL
Prospective investors should know that any mutual fund investment is subject to normal market fluctuations and other risks inherent in investing in securities. There can be no assurance that your investment will increase in value. The value of your investment will go up and down depending upon market forces and you may not recoup your original investment. You should consider an investment in any of the Funds a long-term investment.

DERIVATIVE CONTRACTS AND SECURITIES CONSIDERATIONS
The term "derivative" traditionally applies to certain contracts that "derive" their value from changes in the value of the underlying securities, currencies, commodities or index. Investors refer to certain types of securities that incorporate the performance characteristics of these contracts as derivatives. Derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These include swap agreements, options, futures, and convertible securities. The Funds seek to use derivative contracts and securities to reduce a Fund's volatility and increase its total performance. While the price reaction of certain derivatives to market changes may differ from traditional investments such as stocks and bonds, derivatives do not necessarily present greater market risks than traditional investments. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. The Funds will only use derivatives in a manner consistent with the investment objectives, policies and limitations of the Funds.


GLOBAL INVESTING CONSIDERATIONS

CURRENCY FLUCTUATIONS
Because the assets of each Fund will be invested in instruments issued by foreign companies, the principal, income and sales proceeds may be paid to the Funds in local foreign currencies. A reduction in the value of local currencies relative to the U.S. dollar could mean a corresponding reduction in the value of the Funds. The value of a foreign security generally tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls
against such currency.   The Funds may incur costs in connection with
conversions between currencies.

Some countries may also have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain foreign countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be internationally traded. Any devaluation in currencies in which a Fund's portfolio securities are denominated may have a detrimental effect on the Fund.

SOCIAL, POLITICAL AND ECONOMIC FACTORS
The economies of many of the countries where the Funds may invest may be subject to a substantially greater degree of social, political and economic instability than the United States. Such instability may result from, among other things, the following: authoritarian governments; popular unrest associated with demands for improved political, economic and social conditions; internal insurgencies and terrorist activities; hostile relations with neighboring countries; and drug trafficking. This instability might impair the financial conditions of issuers or disrupt the financial markets in which the Funds invest.

Hong Kong transferred its sovereignty from Great Britain to the Peoples Republic of China in 1997. China has espoused policies antagonistic to free enterprise capitalism and democracy. There can be no assurance that China will continue to protect property rights in Hong Kong after 1997, although China has moved toward free enterprise, and has established stock exchanges of its own.


The economies of foreign countries may differ favorably or unfavorably and significantly from the economy of the United States in such respects as the rate of growth of gross domestic product, rate of inflation, currency depreciation, savings rates, fiscal balances, and balance of payments positions. Governments of many foreign countries continue to exercise substantial control over private enterprise and own or control many companies. Government actions could have a significant impact on economic conditions in certain countries which could affect the value of the securities of the Funds. For example, a foreign country could nationalize an entire industry. In such a case, the Funds may not be fairly compensated for their losses and might lose their entire investment in the country involved.

The economies of certain foreign countries are heavily dependent upon international trade and accordingly are affected by protective trade barriers and the economic conditions of their trading partners. The enactment by the United States or other principal trading partners of protectionist legislation could have a significant adverse effect on the securities markets of these countries. Some foreign countries (mostly in Latin America) are large debtors of commercial banks, foreign governments, and supranational organizations. These obligations, as well as future restructurings of debt, may affect the economic performance and political and social stability of these countries.

INFLATION
Certain foreign countries, especially many emerging countries, have experienced substantial, and in some periods extremely high and volatile, rates of
inflation.   Rapid fluctuations in inflation rates and wage and price controls may continue to have unpredictable effects on the economies, companies and securities markets of these countries.

MARKET CHARACTERISTICS

DIFFERENCES IN SECURITIES MARKETS. The securities markets in foreign countries have substantially less trading volume than the markets in the United States and debt and equity securities of many companies listed on such markets may be less liquid and more volatile than comparable securities in the United States. Some of the stock exchanges in foreign countries, to the extent that established markets exist, are in the earlier stages of their development. The limited liquidity of certain securities markets may affect the ability of each Fund to buy and sell securities at the desired price and time. In addition, the securities markets of some foreign countries are susceptible to being influenced by large investors trading significant blocks of stocks.

Trading practices in certain foreign countries are also significantly different from those in the United States. Local commercial, corporation and securities laws govern the sale and resale of securities, and certain restrictions may apply. Although brokerage commissions are generally higher than those in the U.S., the Investment Adviser will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Funds are not fully invested, or it could result in the Fund being unable to sell a security in a falling market.

GOVERNMENT SUPERVISION OF SECURITIES MARKETS. Disclosure and regulatory standards in many foreign countries are in many respects less stringent than those in the United States. There may be less government supervision and regulation of securities exchanges, listed companies, investors, and brokers in foreign countries than in the United States, and enforcement of existing regulations may be extremely limited.

FINANCIAL INFORMATION AND REPORTING STANDARDS. Issuers in foreign countries are generally subject to accounting, auditing, and financial standards and requirements that differ, in some cases materially, from those in the United States. In particular, the assets and profits appearing in financial statements may not reflect their financial position or results in the way they would be reflected had the statements been prepared in accordance with U.S. generally accepted accounting principles. Consequently, financial data may not reflect the true condition of those issuers and securities markets.

THE FUNDS' INVESTMENTS

EQUITY SECURITIES Each of the Funds will buy equity securities, including common stocks, convertible securities, and warrants. Equity securities represent an ownership interest in a company. The Funds may invest in growth companies, cyclical companies, companies with smaller market capitalizations, or companies believed to be undergoing a basic change in operations or markets. Although equity securities have a history of long-term growth in value, their prices rise and fall as a result of changes in the company's financial condition as well as movements in the overall securities markets.

SMALL ISSUERS
Each Fund may invest in small to medium-size companies. Smaller and medium-size issuers may be less seasoned, have more limited product lines, markets, financial resources and management depth, and be more susceptible to adverse market conditions than larger issuers. As a result, the securities of much smaller issuers may be less actively traded than those of larger issuers and may also experience greater market volatility.

CONVERTIBLE SECURITIES
Each Fund may invest in convertible securities. A convertible security is a fixed income equity security that may be converted into a prescribed amount of common stock at a specified formula. A convertible security entitles the owner to receive interest until the security matures or is converted. Convertibles have several unique investment characteristics such as: (a) higher yields than common stocks but lower yields than straight debt securities; (b) lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics; and (c) potential for capital appreciation if the market price of the underlying security increases.


CORPORATE DEBT SECURITIES
Each Fund may invest in investment grade and non-investment grade corporate debt securities. Corporate debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligation (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity (market risk). When interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline.

Bonds rated BBB or Baa are investment grade securities but may have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.

Bonds rated BB or Ba are below investment grade and usually offer higher yields than higher-rated securities because of reduced creditworthiness and increased risk of default. They are more likely to react to market developments and credit risks than are more highly rated obligations, which react primarily to movements in the level of interest rates. In the past, economic downturns or increases in interest rates caused a higher incidence of default by issuers of lower rated securities.

In some cases, such obligations may be highly speculative, and may have poor prospects for reaching investment grade. To the extent the issuer defaults, a Fund may incur additional expenses in order to enforce its rights or to participate in a restructuring of the obligation. In addition, the prices of lower rated securities generally tend to be more volatile and the markets less liquid than those of higher rated securities. Consequently, the Funds may at times experience difficulty in liquidating their investments at the desired time and price. For a further explanation of these ratings, see the Corporate Bond Ratings at the end of the Statement of Additonal Information.

SOVEREIGN DEBT SECURITIES Each Fund may invest without limitation in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Fund may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities.

BRADY BONDS
The Funds may invest in a type of sovereign debt known as Brady Bonds. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Costa Rica, Dominican Republic, Mexico, Philippines, Uruguay and Venezuela, and may be issued by other emerging countries.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies, and are actively traded in the over-the counter securities markets. In light of the history of loan defaults of countries issuing Brady Bonds, investment in Brady Bonds may be viewed as speculative.

INVESTMENT COMPANY SECURITIES.
Each Fund may invest up to 10% of its total assets in the shares of other investment companies. The Funds may invest in money market mutual funds in connection with the management of their daily cash positions. The Funds may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies as the Funds. In addition to the advisory and operational fees each Fund bears directly in connection with its own operation, the Funds would also bear their pro rata portions of each other investment company's advisory and operational expenses.

ILLIQUID SECURITIES
Each Fund may invest up to 15% of its net assets in securities that are considered illiquid. An illiquid investment is generally an investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund values it. Limitations on resale may adversely affect the marketability of illiquid securities and the Fund may not be able to dispose of these securities at the desired time and price. A Fund may bear additional expenses if it has to register these securities before being resold.

TEMPORARY INVESTMENTS
Each Fund may from time to time on a temporary basis to maintain liquidity or when the Investment Adviser determines that the market conditions call for a temporary defensive posture, invest all of its assets in short-term instruments. These temporary investments include: notes issued or guaranteed by the U.S. government, its agencies or instrumentalities; commercial paper rated in the highest two rating categories; certificates of deposit; repurchase agreements and other high grade corporate debt securities.

THE FUNDS' INVESTMENT TECHNIQUES

REPURCHASE AGREEMENTS
Each Fund may enter into repurchase agreements. A repurchase agreement is the purchase by the Fund of a security that seller has agreed to buy back, usually within one to seven days. The seller's promise to repurchase the security is fully collateralized by securities equal in value to 102% of the purchase price, including accrued interest. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time. The Funds enter into these agreements only with brokers, dealers, or banks that meet credit quality standards established by the Board of Trustees of the Trust.


REVERSE REPURCHASE AGREEMENTS
Each Fund may enter into reverse repurchase agreements. Similar to borrowing cash, these transactions involve the selling by the Fund of a portfolio security to a financial institution with a promise to repurchase the same security in the future at a predetermined price plus interest. The Fund uses the proceeds of the sale to purchase other securities which are segregated at trade date and marked to the market daily and maintained until the Fund settles the transaction. Modern portfolio managers regularly use this type of technique which is also a form of investment leverage. Leveraging involves a small investment of money relative to the magnitude of the risk assumed. It also creates an opportunity for magnified capital appreciation in a rising market but at the same time, creates a potential for magnified losses in a declining market than if the Fund were not leveraged.

SECURITIES SWAPS
Each Fund may enter into securities swaps, a technique primarily used to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system. The Fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Fund pays or receives cash from the broker equal to the change in the value of the underlying security.

SHORT SALES
Each Fund may maintain short  positions in securities.   A "short sale" is the
sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at lower price than at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. A short sale can be covered or uncovered. In a covered short sale, the Fund either (1) borrows and sells securities it already owns (also known as a short sale "against the box"), or
(2) deposits in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the difference between the market value of the securities and the short sale price. Use of uncovered short sales is a speculative investment technique and has potentially unlimited risk. Accordingly, a Fund will not make uncovered short sales in an amount exceeding the lesser of 2% of the Fund's net assets or 2% of the securities of such class of the issuer. The Board of Trustees has determined that no Fund will make short sales if to do so would create liabilities or require collateral deposits of more than 25% of the Fund's total assets.

WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS
Each Fund may purchase or sell securities for delivery at a future date, generally 15 to 45 days after the commitment is made. The other party's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. A Fund may not purchase when-issued securities or enter into delayed delivery transactions if, as a result, more than 15% of the Fund's net assets would be segregated to cover such securities.

BORROWING
As a part of its investment program, each Fund may borrow money from financial institutions and through reverse repurchase agreements, uncovered short sales, and other techniques. A Fund will incur obligations to pay interest while the
borrowings are outstanding, resulting in an increase in expenses.   If a Fund
makes
additional investments while borrowings are outstanding, this may be considered a form of leverage. Amounts borrowed to leverage the investments of a Fund may be secured by the securities held by the Fund. Leverage generally will exaggerate the effect of any gain or loss in the market value of a Fund's portfolio securities. All borrowings by a Fund cannot exceed one-third of its total assets.

SECURITIES LENDING.
Each Fund may lend securities to financial institutions such as banks, broker/dealers and other recognized institutional investors in amounts up to 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities, letters of credit or any combination thereof. The Fund might experience loss if the financial institution defaults on the loan.

FOREIGN CURRENCY TRANSACTIONS
Each Fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions.

Each Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to a Fund.

OPTIONS
The Funds may deal in options on securities, securities indices and foreign currencies. The Funds may use options to manage stock prices, interest rate and currency risks. A Fund may not purchase or sell options if more than 25% of its net assets would be hedged. The Funds may also write covered call options and secured put options to seek to generate income or lock in gains on up to 25% of their net assets.

FUTURES AND OPTIONS ON FUTURES The Funds may enter into futures contracts, or options thereon, involving foreign currency, interest rates, securities, and securities indices, for hedging purposes only. Unlike certain stock and foreign currency options in which one party to the option contract may be required to deliver the underlying asset, an index futures contract does not require physical delivery of the underlying asset. Instead, an index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.

As a general rule, no Fund will purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged.

RISKS OF FUTURES AND OPTIONS TRANSACTIONS When a Fund uses options, futures and options on futures as hedging devices, there is a risk that the prices of the hedging vehicles may not correlate perfectly with the prices of the securities in the portfolio. This may cause the futures contract and any related options to react differently than the Fund's portfolio securities to market or currency rate changes. In addition, the Investment Adviser could be incorrect in its expectations about the direction or the extent of market, interest rate or currency movements. In these events, a Fund could lose money on the futures contracts or option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Investment Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market will exist for these instruments.

FOR MORE INFORMATION

Two documents are available that offer further information on the Nicholas/Applegate Mutual Funds:

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the Funds.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus.

To request a free copy of the current annual/semi-annual report or SAI, please call or write:

Nicholas Applegate Mutual Funds
P.O. Box 82169
San Diego, CA  92138-2169
Telephone:  (800) 551-8643

              NICHOLAS-APPLEGATE-Registered Trademark- MUTUAL FUNDS
                              GLOBAL BLUE CHIP FUND
                           EMERGING MARKETS BOND FUND
                                PACIFIC RIM FUND
                               GREATER CHINA FUND
                               LATIN AMERICA FUND
                          600 West Broadway, 30th Floor
                          San Diego, California  92101
                                 (800) 551-8643

                       STATEMENT OF ADDITIONAL INFORMATION

                                 ________, 1997


          Nicholas-Applegate Mutual Funds (the "Trust") is an open-end management investment company currently offering a number of separate diversified portfolios. This Statement of Additional Information contains information regarding five of these portfolios (each a "Fund" and collectively the "Funds"): Nicholas-Applegate Global Blue Chip Fund (the "Blue Chip Fund") , Nicholas-Applegate Emerging Markets Bond Fund (the "Emerging Markets Fund"), Nicholas-Applegate Pacific Rim Fund (the "Pacific Rim Fund"), Nicholas-Applegate Greater China Fund (the "Greater China Fund") and Nicholas-Applegate Latin America Fund (the "Latin America Fund").

          This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than that set forth in the Funds' Prospectus and should be read in conjunction with such Prospectus. The Prospectus may be obtained without charge by calling or writing the Trust at the address and phone number written above.



                                TABLE OF CONTENTS


                                                                   Page
                                                                   ----

General Information. . . . . . . . . . . . . . . . . . . . . . . .  B-2
Investment Objectives, Policies and Risks. . . . . . . . . . . . .  B-2
Investment Restrictions. . . . . . . . . . . . . . . . . . . . . .  B-20
Trustees and Principal Officers. . . . . . . . . . . . . . . . . .  B-21
Investment Adviser . . . . . . . . . . . . . . . . . . . . . . . .  B-22
Administrators . . . . . . . . . . . . . . . . . . . . . . . . . .  B-23
Distributor. . . . . . . . . . . . . . . . . . . . . . . . . . . .  B-25
Portfolio Transactions and Brokerage . . . . . . . . . . . . . . .  B-25
Purchase and Redemption of Fund Shares . . . . . . . . . . . . . .  B-26
Shareholder Services . . . . . . . . . . . . . . . . . . . . . . .  B-26
Net Asset Value. . . . . . . . . . . . . . . . . . . . . . . . . .  B-28
Dividends, Distributions and Taxes . . . . . . . . . . . . . . . .  B-29
Performance Information. . . . . . . . . . . . . . . . . . . . . .  B-33
Custodian, Transfer and Dividend Disbursing Agent,
  Independent Auditors and Legal Counsel . . . . . . . . . . . . .  B-34
Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . .  B-35

                               GENERAL INFORMATION


       The Trust was organized in December 1992 as a business trust under the laws of Delaware. The Trust offers shares of numerous portfolios with differing sales load, shareholder service plan and distribution plan arrangements. This Statement of Additional Information contains information regarding the two Funds identified on the cover page.

       The various other portfolios of the Trust seek to achieve their respective investment objectives by investing all of their assets in corresponding series of Nicholas-Applegate Investment Trust (the "Master Trust"), an open-end management investment company organized as a Delaware business trust.


                    INVESTMENT OBJECTIVES, POLICIES AND RISKS

       The following discussion supplements the discussion of each Fund's investment objective and policies as set forth in the Funds' Prospectus. There can be no assurance that the investment objective of either of the Funds can be achieved.

PREFERRED STOCK

       The Blue Chip, Pacific Rim, Greater China and Latin America Funds may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rate rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

CONVERTIBLE SECURITIES AND WARRANTS

       Each Fund may invest in convertible securities and warrants.

       The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

       The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Funds.


       As a matter of operating policy, no Fund will invest more than 5% of its net assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

SYNTHETIC CONVERTIBLE SECURITIES

       The Blue Chip, Pacific Rim, Greater China and Latin America Funds may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. The Funds only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.




RISKS OF INVESTING IN DEBT SECURITIES

       There are a number of risks generally associated with an investment in debt securities (including convertible securities). Yields on short, intermediate, and long-term securities depend on a variety of factors, including the general condition of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with short maturities and lower yields.

       Securities with ratings below "Baa" and/or "BBB" are commonly referred to as "junk bonds." Such bonds are subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds for a variety of reasons, including the following:

       SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. The economy and interest rates affect high yield securities differently from other securities. For example, the prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and the Funds' asset values.

       PAYMENT EXPECTATIONS. High yield bonds present certain risks based on payment expectations. For example, high yield bonds may contain redemption and call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If a Fund experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

       LIQUIDITY AND VALUATION. To the extent that there is no established retail secondary market, there may be thin trading of high yield bonds, and this may impact the Investment Adviser's ability to accurately value high yield bonds and the Funds' assets and hinder the Funds' ability to dispose of the bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

       CREDIT RATINGS. Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Investment Adviser must monitor the issuers of high yield bonds in the Funds' portfolios to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds' liquidity so the Funds can meet redemption requests.

SHORT-TERM INVESTMENTS

       Each Fund may invest in short-term investments to maintain liquidity for redemptions or during periods when, in the opinion of the Investment Adviser, attractive investments are not available. Each Fund may invest in any of the following securities and instruments:

       BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS.
The Funds may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government or a foreign government.

       A Fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" below. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and State laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.

       In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under their respective investment objectives and policies stated above and in their Prospectus, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

       SAVINGS ASSOCIATION OBLIGATIONS. The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government or a foreign government.


       COMMERCIAL PAPER, SHORT-TERM NOTES AND OTHER CORPORATE OBLIGATIONS. The Funds may invest a portion of their assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

       Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-l" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Investment Adviser to be of comparable quality. These rating symbols are described in Appendix A.

       Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

U.S. GOVERNMENT OBLIGATIONS

       Each Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

       Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.




VARIABLE AND FLOATING RATE INSTRUMENTS

       Each Fund may acquire variable and floating rate instruments. Credit agencies frequently do not rate such instruments. Any such instruments purchased by a Fund are determined by the Investment Adviser under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of the purchase to those rated instruments eligible for purchase by the Fund. In making such determinations, the Investment Adviser considers the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by a Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event of the issuer of the instrument defaulting on its payment obligation or during periods in which the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit.

INDEX AND CURRENCY-LINKED SECURITIES

       The Emerging Markets, Pacific Rim, Greater China and Latin America Funds may invest in "index-linked" or "commodity-linked" notes, which are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. Each Fund may also invest in "equity linked" and "currency-linked" debt securities. At maturity, the Fund exchanges the principal amount of an equity-linked debt security for common stock of the issuer or pays an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

       Index and currency-linked securities are derivative instruments which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Investment Adviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Investment Adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the U.S. and abroad. Certain derivative instruments may be illiquid. See "Illiquid Securities" below.




FOREIGN INVESTMENTS

       Each Fund will invest in securities of foreign issuers that are not publicly traded in the United States. Each Fund may also invest in depository receipts. Although each Fund is authorized to invest more than 25% of its total assets in securities of issuers located in any one country, no Fund, except the Greater China Fund, currently intends to do so.

       The United States Government from time to time has imposed restrictions, through taxation or otherwise, on foreign investments by U.S. entities such as the Funds. If such restrictions should be reinstituted, it might become necessary for such Funds to invest substantially all of their assets in United States securities. In such event, the Board of Trustees of the Trust would consider alternative arrangements, including reevaluation of the Funds' investment objectives and policies. However, a Fund would adopt any revised investment objective and fundamental policies only after approval by the shareholders holding a majority (as defined in the Investment Company Act) of the shares of the Fund.

       DEPOSITORY RECEIPTS.   Each of the Funds may invest in American
Depository Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuers. ADRs, in registered form, are designed for use in U.S. securities markets. Such depository receipts may be sponsored by the foreign issuer or may be unsponsored. Each Fund may also invest in European and Global Depository Receipts ("EDRs" and "GDRs"), which, in bearer form, are designed for use in European securities markets, and in other instruments representing securities of foreign companies. Such depository receipts may be sponsored by the foreign issuer or may be unsponsored. Unsponsored depository receipts are organized independently and without the cooperation of the foreign issuer of the underlying securities; as a result, available information regarding the issuer may not be as current as for sponsored depository receipts, and the prices of unsponsored depository receipts may be more volatile than if they were sponsored by the issuer of the underlying securities. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in United States dollars; the underlying security may be denominated in a foreign currency, although the underlying security may be subject to foreign government taxes which would reduce the yield on such securities.

       RISKS OF INVESTING IN FOREIGN SECURITIES. Investments in foreign securities involve certain inherent risks, including the following:

       MARKET CHARACTERISTICS. Settlement practices for transactions in foreign markets may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

       Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of a Fund's positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

       LEGAL AND REGULATORY MATTERS. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.

       TAXES. The interest payable on certain of the Funds' foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Funds' shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by the Funds.

       COSTS. The expense ratios of the Funds are likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

       In considering whether to invest in the securities of a foreign company, the Investment Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Fund will be invested in foreign companies and countries and depository receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the Investment Adviser's assessment of prevailing market, economic and other conditions.

       GREATER CHINA FUND RISK CONSIDERATIONS. The Chinese economy functioned as a centrally-planned Socialist economic system from 1949 to 1978, the year economic reforms began.

       The changes in China's economy have stimulated significant economic growth. Economic reform led to the doubling of China's farmers' incomes over the 1980's, developed small scale entrepreneurs and stimulated light and medium industry. In addition, China's inexpensive and abundant supply of labor has attracted foreign investment. Special Economic Zones (SEZ), five originally and over thirty today, were set up, providing tax advantages to foreign investors. Further, two stock exchanges have recently opened in China - the Shenzhen and the Shanghai. Class "A" and Class "B" shares are traded on both exchanges. While only resident Chinese can purchase Class "A" shares, foreign investors (such as the Greater China Fund) can purchase Class "B" shares. Over the period 1978 to 1995, China's gross domestic product grew at approximately 10% per annum. By 1995, China had become one of the world's major trading nations. The World Bank forecasts that China will have the world's largest economy by 2003.

       British rule in Hong Kong ended June 30, 1997.  In 1994 China and
Britain signed a joint declaration according to which China would maintain the existing capitalist economic and social system of Hong Kong for 50 years after the transfer of sovereignty. There is a risk that prior to the expiration of that 50 year period individual freedoms and private property rights in Hong Kong will be curtailed. However, Hong Kong and China are interdependent; 70% of foreign investment in China is from Hong Kong and China has large shareholdings in Hong Kong companies. Hong Kong's stock market is one of the largest in the world and is highly liquid and extensively regulated.

       Investors should realize that there are significant risks to investing in China and Hong Kong, including:

       (1) political instability in the event that the political system proves incapable of adequately addressing pressure for social change or transitions in political leadership;

       (2) that hard line Marxist Leninists might regain the political initiative;

       (3) that social tensions caused by widely differing levels of economic prosperity within Chinese society might create unrest; and

       (4) that the unresolved differences between China and Taiwan might result in armed conflict.

OPTIONS ON SECURITIES AND SECURITIES INDICES

       PURCHASING PUT AND CALL OPTIONS. Each Fund is authorized to purchase put and call options with respect to securities which are otherwise eligible for purchase by the Fund and with respect to various stock indices subject to certain restrictions. Put and call options are derivative securities traded on United States and foreign exchanges, including the American Stock Exchange, Chicago Board Options Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and New York Stock Exchange.

       If a Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Investment Adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund holds a stock which the Investment Adviser believes has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, is the amount by which the Fund hedges against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the premium paid for the put option less any amount for which the put may be sold reduces the profit the Fund realizes on the sale of the securities.

       If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Fund has a short position in the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If a Fund purchases the call option to hedge a short position in the underlying security and the price of the underlying security thereafter falls, the premium paid for the call option less any amount for which such option may be sold reduces the profit the Fund realizes on the cover of the short position in the security.

       Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Funds generally will purchase only those options for which the Investment Adviser believes there is an active secondary market to facilitate closing transactions.

       WRITING CALL OPTIONS. Each Fund may write covered call options. A call option is "covered" if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

       Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

       A Fund realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. A Fund realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Fund generally offsets, in whole or in part, any loss to the Fund resulting from the repurchase of a call option.

       STOCK INDEX OPTIONS. The Blue Chip, Pacific Rim, Greater China and Latin America Funds may also purchase put and call options with respect to various stock indices. A Fund may purchase such options as a hedge against changes in the values of Fund securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of the Fund.

       The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on a stock index depends on the Investment Adviser's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

       Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, a Fund would not be able to close out options which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. It is the policy of the Funds to purchase put or call options only with respect to an index which the Investment Adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

       RISKS OF INVESTING IN OPTIONS. There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

       A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company. See "Dividends, Distributions and Taxes."

       In addition, foreign option exchanges do not afford to participants many of the protections available in United States option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, a Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See "Dealer Options" below.

       DEALER OPTIONS. Each Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Funds might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if the Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

       Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, the Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Fund, no assurance exists that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

       The Staff of the Securities and Exchange Commission (the "Commission") takes the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option.
With that exception, however, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

FOREIGN CURRENCY OPTIONS

       The Funds may buy or sell put and call options on foreign currencies. A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Funds use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Funds to reduce foreign currency risk using such options.

       As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

FORWARD CURRENCY CONTRACTS

       The Funds may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

FUTURES CONTRACTS AND RELATED OPTIONS

       Each of the Funds may invest in futures contracts and in options on futures contracts as a hedge against changes in market conditions or interest rates. The Funds will trade in such derivative securities for bona fide hedging purposes and otherwise in accordance with the rules of the Commodity Futures Trading Commission ("CFTC"). Each Fund segregates liquid assets in a separate account with its Custodian when required to do so by CFTC guidelines in order to cover its obligation in connection with futures and options transactions.

       A Fund does not pay or receive funds upon the purchase or sale of a futures contract. When it enters into a domestic futures contract, the Fund deposits in a segregated account with its Custodian liquid assets equal to approximately 5% of the contract amount. This amount is known as initial margin. The margin requirements for foreign futures contracts may be different.

       The nature of initial margin in futures transactions differs from that of margin in securities transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming it satisfied all contractual obligations. Subsequent payments (called variation margin) to and from the broker will be made on a daily basis as the price of the underlying stock index fluctuates, to reflect movements in the price of the contract making the long and short positions in the futures contract more or less valuable. For example, when the Fund purchases a stock index futures contract and the price of the underlying stock index rises, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Fund purchases a stock index futures contract and the price of the underlying stock index declines, the position will be less valuable, requiring the Fund to make a variation margin payment to the broker.

       At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is made on closing the position. A Fund either pays or receives cash, thus realizing a loss or a gain.

       STOCK INDEX FUTURES CONTRACTS.  The Blue Chip, Pacific Rim, Greater
China and Latin America Funds may invest in futures contracts on stock indices. A stock index futures contracts is a bilateral agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the contract is originally struck. No physical delivery of the underlying stocks in the index is made. Foreign financial and stock index futures are traded on foreign exchanges including the London International Financial Futures Exchange, the Singapore International Monetary Exchange, the Sydney Futures Exchange Limited and the Tokyo Stock Exchange.




       FOREIGN CURRENCY FUTURES CONTRACTS. The Funds may use foreign currency future contracts for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time. A public market exists in futures contracts covering several foreign currencies, including the Australian dollar, the Canadian dollar, the British pound, the German mark, the Japanese yen, the Swiss franc, and certain multinational currencies such as the European Currency Unit ("ECU"). Other foreign currency futures contracts are likely to be developed and traded in the future. The Funds will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

       RISKS OF TRANSACTIONS IN FUTURES CONTRACTS. There are several risks related to the use of futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contract and movements in the price of the securities which are the subject of the hedge. The price of the future may move more or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or a gain on the future which will not be completely offset by movements in the price of the securities which are subject to the hedge.

       To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the futures contract, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility over such time period of the future. Conversely, the Fund may buy or sell fewer futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures contract being used. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance while the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund will lose money on the future and also experience a decline in value in its portfolio securities. However, the Investment Adviser believes that over time the value of a diversified portfolio will tend to move in the same direction as the market indices upon which the futures are based.

       When futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead. If the Fund then decides not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

       In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the stock index or cash market due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index or cash market and futures markets. In addition, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. As a result of price distortions in the futures market and the imperfect correlation between movements in the cash market and the price of securities and movements in the price of futures, a correct forecast of general trends by the Investment Adviser may still not result in a successful hedging transaction over a very short time frame.

       Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. When futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

       Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

       Successful use of futures by a Fund depends on the Investment Adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund hedges against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of the stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

       In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures contracts or options, the Fund could experience delays and losses in liquidating open positions purchased or sold through the broker, and incur a loss of all or part of its margin deposits with the broker.

       OPTIONS ON FUTURES CONTRACTS. The Funds may purchase options on the futures contracts they can purchase or sell, as described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. There is no guarantee that such closing transactions can be effected.

       Investments in futures options involve some of the same considerations as investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options are more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Funds because the maximum amount at risk is limited to the premium paid for the options (plus transaction costs).

       RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND RELATED OPTIONS.
Except as described below under "Non-Hedging Strategic Transactions," a Fund will not engage in transactions in futures contracts or related options for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund also may not purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets.

       Upon the purchase of futures contracts, a Fund will deposit an amount of cash or liquid debt or equity securities, equal to the market value of the futures contracts, in a segregated account with the Custodian or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

       These restrictions, which are derived from current federal and state regulations regarding the use of options and futures by mutual funds, are not "fundamental restrictions" and the Trustees of the Trust may change them if applicable law permits such a change and the change is consistent with the overall investment objective and policies of a Fund.

       The extent to which a Fund may enter into futures and options transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company. See "Taxes."

INTEREST RATE AND CURRENCY SWAPS

       For hedging purposes, the Emerging Markets, Pacific Rim, Greater China and Latin America Funds may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors. An interest rate or currency swap involves an agreement between the Fund and another party to exchange payments calculated as if they were interest on a specified ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level.

       A Fund usually enters into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amount of the two payment streams. The Fund accrues the net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap on a daily basis, and it segregates an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess with the Trust's custodian. If a Fund enters into a swap on other than a net basis, or sells caps or floors, the Fund maintains a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the transaction.

       A Fund will not enter into any of these derivative transactions unless at least one of the established rating agencies rates the unsecured senior debt or the claims paying ability of the other party to the transaction at least "high quality" (e.g., AAA or AA by S&P) at the time of purchase. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation, and the Investment Adviser has determined that the swap market has become relatively liquid. Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that the Fund is contractually obligated to make or receive. Caps and floors are more recent innovations for which the market has yet to develop standardized documentation; accordingly, they are less liquid than swaps, and caps and floors purchased by the Fund are considered to be illiquid assets.

       INTEREST RATE SWAPS. As indicated above, an interest rate swap is a contract between two entities ("counterparties") to exchange interest payments (of the same currency) between the parties. In the most common interest rate swap structure, one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the "notional principal amount." In most such transactions, the floating rate payments are tied to the London Interbank Offered Rate, which is the offered rate for short-term Eurodollar deposits between major international banks. As there is no exchange of principal amounts, an interest rate swap is not an investment or a borrowing.

       CROSS-CURRENCY SWAPS. A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); an exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.

       SWAP OPTIONS. The Fixed Income, Pacific Rim, Greater China and Latin America Funds may invest in swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to receive fixed pursuant to a swap option is said to own a call.

       CAPS AND FLOORS. The Fixed Income Fund may invest in interest rate and currency caps and floors. An interest rate cap is a right to receive periodic cash payments over the life of the cap equal to the difference between any higher actual level of interest rates in the future and a specified strike (or "cap") level. The cap buyer purchases protection for a floating rate move above the strike. An interest rate floor is the right to receive periodic cash payments over the life of the floor equal to the difference between any lower actual level of interest rates in the future and a specified strike (or "floor") level. The floor buyer purchases protection for a floating rate move below the strike. The strikes are typically based on the three-month LIBOR (although other indices are available) and are measured quarterly. Rights arising pursuant to both caps and floors are exercised automatically if the strike is in the money. Caps and floors eliminate the risk that the buyer fails to exercise an in-the-money option.

       RISKS ASSOCIATED WITH SWAPS. The risks associated with interest rate and currency swaps and interest rate caps and floors are similar to those described above with respect to dealer options. In connection with such transactions, a Fund relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If the other party to the transaction defaults, the Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while a Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.

NON-HEDGING STRATEGIC TRANSACTIONS

       Each Fund will generally enter into options, futures and swap transactions for hedging purposes -- to protect against possible changes in the market values of securities held in or to be purchased for the Fund's portfolio resulting from securities market, currency or interest rate fluctuations, to protect the Fund's unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities. However, in addition to the hedging transactions referred to above, each Fund may write covered call and put options to enhance potential gain in circumstances where hedging is not involved. Each Fund's net loss exposure resulting from transactions entered into for each purposes will not exceed 5% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. Such transactions are subject to the limitations described above under "Options," "Futures Contracts," and "Interest Rate and Currency Swaps."

REPURCHASE AGREEMENTS

       Each Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Investment Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the Investment Company Act.

REVERSE REPURCHASE AGREEMENTS

       Each Fund may enter into reverse repurchase agreements, which involve the sale of a security by a Fund and its agreement to repurchase the security (or, in the case of mortgage-backed securities, substantially similar but not identical securities) at a specified time and price. The agreements are subject to the same types of risks as borrowings. To avoid leverage, a Fund will maintain in a segregated account with the Custodian cash, U.S. Government securities or other appropriate liquid securities in an amount sufficient to cover its obligations under these agreements with broker-dealers (no such collateral is required on such agreements with banks).

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS

       Each Fund may purchase securities on a "when-issued," forward commitment or delayed settlement basis. In this event, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

       The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Investment Adviser to manage it may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

       A Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

       The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

BORROWING

       Short sales "not against the box" and roll transactions are considered borrowings for purposes of the percentage limitations applicable to borrowings.

       The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of a Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing remains fixed by the terms of the Fund's agreement with its lender, the asset value per share of the Fund tends to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

       The Trust has entered into a Credit Agreement on behalf of its various portfolios (including the Funds) with several banks and The Chase Manhattan Bank, as administrative agent for the lenders, to borrow up to $75,000,000 from time to time for purposes of meeting shareholder redemption requests without the necessity of requiring the Funds to sell portfolio securities, at times when the Investment Adviser believes such sales are not in the best interests of the Funds' shareholders, in order to provide the Funds with cash to meet such redemption requests. The Credit Agreement expires on April 10, 1998, unless renewed by the parties.

       Under the Credit Agreement, each Fund may borrow, repay and reborrow amounts (collectively, the "Revolving Credit Loans") in increments of $50,000, provided the Revolving Credit Loans outstanding at any time aggregate at least $350,000 (the "Credit Facility"). The Trust will pay a commitment fee at the rate of 0.10% per annum of the average daily unused portion of the Credit Facility, and may at any time terminate the Credit Agreement or reduce the lenders' commitment thereunder in increments of $2,500,000.

       While outstanding, the Revolving Credit Loans bear interest, fluctuating daily and payable monthly, at either of the following rates or a combination thereof, at the Trust's option: (i) at the weighted average of the rates on overnight federal funds transactions with members of the Federal Reserve System arranged by federal funds brokers, plus 0.625% per annum; or (ii) the prime rate of interest of The Chase Manhattan Bank. If, as a result of changes in applicable laws, regulations or guidelines with respect to the capital adequacy of any lender, the return on such lender's capital is reduced, the Trust may be required to adjust the rate of interest to compensate such lender for such reduction. Each Revolving Credit Loan is payable in thirty days, and may be prepaid at any time in increments of $100,000 without premium or penalty. No Fund is liable for repayment of a Revolving Credit Loan to any other Fund.

       The Credit Agreement contains, among other things, covenants that require each Fund to maintain certain minimum ratios of debt to net worth; limit the ability of the Trust to incur other indebtedness and create liens on its assets or guarantee obligations of others; merge or consolidate with, or sell its assets to, others; make material changes in its method of conducting business; make distributions to shareholders in excess of the requirements of Subchapter M of the Internal Revenue Code in the event of a default under the Credit Agreement; or make changes in fundamental investment policies. The Credit Agreement also contains other terms and conditions customary in such agreements, including various events of default.

LENDING FUND SECURITIES

       Under present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to the Fund. Any loan might be secured by any one or more of the three types of collateral. The terms of the Fund's loans must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any serious matter and must meet certain tests under the Internal Revenue Code.

SHORT SALES

       The Funds may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange of other securities they own (referred to as short sales "against the box") and short sales of securities which they do not own or have the right to acquire.

       In a short sale that is not "against the box," a Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the Fund replaces the security, the proceeds of the short sale are retained by the broker, and the Fund must pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

       Short sales by a Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

       If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

       A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Investment Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

       In the view of the Commission, a short sale involves the creation of a "senior security" as such term is defined in the Investment Company Act, unless the sale is "against the box" and the securities sold short are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. Each Fund will comply with these requirements. In addition, as a matter of policy, the Trust's Board of Trustees has determined that neither Fund will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Fund's total assets, taken at market value.

       The extent to which a Fund may enter into short sales transactions may be limited by the Internal Revenue Code requirements for qualification of the Fund as a regulated investment company. See "Dividends, Distributions and Taxes."

ILLIQUID SECURITIES

       Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

       In recent years, however, a large institutional market developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Trust's Board of Trustees has determined that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale.
In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. Investing in restricted securities eligible for resale under Rule 144A could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers become uninterested in purchasing such securities.

       The Funds may invest in foreign securities that are restricted against transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Unless these securities are acquired directly from the issuer or its underwriter, the Funds treat foreign securities whose principal market is abroad as not subject to the investment limitation on securities subject to legal or contractual restrictions on resale.

INVESTMENT TECHNIQUES AND PROCESSES

       The Investment Adviser's investment techniques and processes, which it has used in managing institutional portfolios for many years, are described generally in the Funds' prospectus. In making decisions with respect to equity securities for the Funds, GROWTH OVER TIME-Registered Trademark- is the Investment Adviser's underlying goal, and the Investment Adviser emphasizes growth over time through investment in securities of companies with earnings growth potential. Its investment techniques focus on discovering positive developments when they first show up in an issuer's earnings, but before they are fully reflected in the price of the issuer's securities.

       As indicated in the Funds' prospectus, the Investment Adviser's techniques and processes include relationships with an extensive network of brokerage research firms located throughout the world. These analysts are often located in the same geographic regions as the companies they follow, have followed those companies for a number of years, and have developed excellent sources of information about them. The Investment Adviser does not employ in-house analysts other than the personnel actually engaged in managing investments for the Funds and the Investment Adviser's other clients. However, information obtained from a brokerage research firm is confirmed with other research sources or the Investment Adviser's computer-assisted quantitative analysis (including "real time" pricing data) of a substantial universe of potential investments.

DIVERSIFICATION

       Each Fund is "diversified" within the meaning of the Investment Company Act. In order to qualify as diversified, a Fund must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer).

        The equity securities of each issuer that are included in the investment portfolio of a Fund are purchased by the Investment Adviser in approximately equal amounts, and the Investment Adviser attempts to stay fully invested within the applicable percentage limitations set forth in the Prospectus. In addition, for each issuer whose securities are added to an investment portfolio, the Investment Adviser sells the securities of one of the issuers currently included in the portfolio.


                             INVESTMENT RESTRICTIONS

       The Trust, on behalf of the Funds, has adopted the following fundamental policies that cannot be changed without the affirmative vote of a majority of the outstanding shares of the appropriate Fund (as defined in the Investment Company Act).

       All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the relevant portfolio.

       The investment objective of each Fund is a fundamental policy. In addition, no Fund:

       1. May invest in securities of any one issuer if more than 5% of the market value of its total assets would be invested in the securities of such issuer, except that up to 25% of a Fund's total assets may be invested without regard to this restriction. This restriction also does not apply to investments by a Fund in securities of the U.S. Government or any of its agencies and instrumentalities.

       2. May purchase more than 10% of the outstanding voting securities, or of any class of securities, of any one issuer, or purchase the securities of any issuer for the purpose of exercising control or management.

       3. May invest 25% or more of the market value of its total assets in the securities of issuers in any one particular industry. This restriction does not apply to investments by a Fund in securities of the U.S. Government or its agencies and instrumentalities.

       4. May purchase or sell real estate. However, a Fund may invest in securities secured by, or issued by companies that invest in, real estate or interests in real estate.

       5. May make loans of money, except that a Fund may purchase publicly distributed debt instruments and certificates of deposit and enter into repurchase agreements. Each Fund reserves the authority to make loans of its portfolio securities in an aggregate amount not exceeding 30% of the value of its total assets.

       6. May borrow money on a secured or unsecured basis, provided that, pursuant to the Investment Company Act, a Fund may borrow money if the borrowing is made from a bank or banks and only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowings), and provided, further, that, in the case of the Global Blue Chip Fund and the Emerging Markets Bond Fund, the borrowing may be made only for temporary, extraordinary or emergency purposes or for the clearance of transactions in amounts not exceeding 20% of the value of its total assets at the time of the borrowing. If such asset coverage of 300% is not maintained, the Fund will take prompt action to reduce its borrowings as required by applicable law.


       7. May pledge or in any way transfer as security for indebtedness any securities owned or held by it, except to secure indebtedness permitted by restriction 6 above. This restriction shall not prohibit the Funds from engaging in options, futures and foreign currency transactions.

       8. May underwrite securities of other issuers, except insofar as it may be deemed an underwriter under the Securities Act in selling portfolio securities.

       9. May invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid.

       10. May purchase securities on margin, except for initial and variation margin on options and futures contracts, and except that a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities.

       11. May invest in securities of other investment companies, except in compliance with the Investment Company Act and applicable state securities laws, or as part of a merger, consolidation, acquisition or reorganization involving the Fund.

       12. May issue senior securities, except that a Fund may borrow money as permitted by restrictions 6 and 7 above. This restriction shall not prohibit the Funds from engaging in short sales, options, futures and foreign currency transactions.

       13. May enter into transactions for the purpose of arbitrage, or invest in commodities and commodities contracts, except that a Fund may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission.

       14. May purchase or write options on securities, unless (i) aggregate premiums on call options purchased by a Fund do not exceed 5% of its net assets,
(ii) aggregate premiums on put options purchased by a Fund do not exceed 5% of its net assets, (iii) no more than 25% of the Fund's net assets would be hedged, and (iv) no more than 25% of the Fund's net assets are used as cover for options written by the Fund.

OPERATING RESTRICTIONS

       As a matter of operating (not fundamental) policy adopted by the Board of Trustees of the Trust, no Fund:

       1. May invest in interests in oil, gas or other mineral exploration or development programs or leases, or real estate limited partnerships, although a Fund may invest in the securities of companies which invest in or sponsor such programs.

       2. May lend any securities from its portfolio unless the value of the collateral received therefor is continuously maintained in an amount not less than 100% of the value of the loaned securities by marking to market daily.


                         TRUSTEES AND PRINCIPAL OFFICERS

       The names and addresses of the Trustees and principal officers of the Trust, including their positions and principal occupations during the past five years, are shown below. Trustees whose names are followed by an asterisk are "interested persons" of the Trust (as defined by the Investment Company Act). Unless otherwise indicated, the address of each Trustee and officer is 600 West Broadway, 30th Floor, San Diego, California 92101.

       FRED C. APPLEGATE, TRUSTEE AND CHAIRMAN OF THE BOARD OF TRUSTEES.  885
La Jolla Corona Court, La Jolla, California. President, Hightower Management Co., a financial management firm (since January 1992); formerly President, Nicholas-Applegate Capital Management (from August 1984 to December 1991). Director of Nicholas-Applegate Fund, Inc. (since 1987). Mr. Applegate's interests in Nicholas-Applegate Capital Management, Inc., the general partner of the Investment Adviser, were acquired by Mr. Nicholas in 1991 and 1992.

       ARTHUR B. LAFFER, TRUSTEE.*/  5405 Morehouse Drive, Suite 340, San
Diego, California. Chairman, A.B. Laffer, V.A. Canto & Associates, an economic consulting firm (since 1979); Chairman, Laffer Advisors Incorporated, economic consultants (since 1981); Director, Nicholas-Applegate Fund, Inc. (since 1987); Director, U.S. Filter Corporation (since March 1991) and MasTec, Inc. (construction) (since 1994), and Coinmach Laundry Corporation (since 1996); Chairman, Calport Asset Management, Inc. (since 1992); formerly Distinguished University Professor and Director, Pepperdine University (from Sept. 1985 to May
1988) and Professor of Business Economics, University of Southern California (1976 to 1984). Mr. Laffer is considered to be an "interested person" of the Trust because A.B. Laffer, V.A. Canto & Associates received material compensation from the Investment Adviser for consulting services provided from time to time to the Investment Adviser, and because during the last two fiscal years his son was an employee of the Investment Adviser.

       CHARLES E. YOUNG, TRUSTEE. UCLA, 2224 Murphy Hall, Los Angeles, California. Chancellor, UCLA (1968-1997); Director, Nicholas-Applegate Fund, Inc. (since 1992); Director, Intel Corp. (since 1974), Academy of Television Arts and Sciences Foundation (since October 1988), Los Angeles World Affairs Council (since 1977) and Town Hall of California (since 1982).

       JOHN D. WYLIE, PRESIDENT. Partner (since January 1994), Chief Investment Officer - Investor Services Group (since December 1995), and Portfolio Manager (since January 1990), Nicholas-Applegate Capital Management. Mr. Wylie is also the President of the Master Trust.

       THOMAS PINDELSKI, CHIEF FINANCIAL OFFICER. Partner (since January 1996) and Chief Financial Officer, Nicholas-Applegate Capital Management (since January 1993), and Chief Financial Officer, Nicholas-Applegate Securities (since January 1993); formerly Chief Financial Officer, Aurora Capital Partners/WSGP Partners L.P., an investment partnership (from November 1988 to January 1993), and Vice President and Controller, Security Pacific Merchant Banking Group (from November 1986 to November 1988). Mr. Pindelski is also the Chief Financial Officer of the Master Trust.

       PETER J. JOHNSON, VICE PRESIDENT. Partner and Director - Client Services/Marketing, Nicholas-Applegate Capital Management (since January 1992) and Vice President, Nicholas-Applegate Securities (since December 1995); formerly, Marketing Director, Pacific Financial Asset Management Company, an investment management firm (from July 1989 to December 1991), and Senior Marketing Representative, Fidelity Investments Institutional Services (from August 1987 to July 1989). Mr. Johnson is also the Vice President of the Master Trust.

       E. BLAKE MOORE, JR., SECRETARY. General Counsel and Secretary, Nicholas-Applegate Capital Management and Nicholas-Applegate Securities (since
1993); formerly Attorney, Luce, Forward, Hamilton & Scripps (from 1989 to 1993). Mr. Moore is also the Secretary of the Master Trust.

       Each Trustee of the Trust who is not an officer or affiliate of the Trust, the Investment Adviser or the Distributor receives an aggregate annual fee of $14,000 for services rendered as a Trustee of the Trust, and $1,000 for each meeting attended ($2,000 per Committee meeting for Committee chairmen). Each Trustee is also reimbursed for out-of-pocket expenses incurred as a Trustee.

       The following table sets forth the aggregate compensation paid by the Trust for the fiscal year ended March 31, 1997, to the Trustees who are not affiliated with the Investment Adviser and the aggregate compensation paid to such Trustees for service on the Trust's board and that of all other funds in the "Trust complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934):

                                   Pension or
                                   Retirement                    Total
                                   Benefits        Estimated     Compensation
                     Aggregate     Accrued as      Annual        from Trust and
                     Compensation  Part of Trust   Benefits Upon Trust Complex
Name                 from Trust    Expenses        Retirement    Paid to Trustee
--------------------------------------------------------------------------------
Fred C. Applegate    $10,635       None            N/A           $36,250 (47*)
Arthur B. Laffer     $ 9,558       None            N/A           $31,750 (47*)
Charles E. Young     $ 9,827       None            N/A           $31,750 (47*)


*  Indicates number of funds in Trust complex, including the Funds.


                               INVESTMENT ADVISER

       The Investment Adviser to the Funds is Nicholas-Applegate Capital Management, a California limited partnership, with offices at 600 West Broadway, 30th Floor, San Diego, California 92101. The Investment Adviser also manages the portfolio securities of the various series of the Master Trust, in which the assets of the other portfolios of the Trust are invested.

       The Investment Adviser was organized in 1984 to manage discretionary accounts investing in publicly traded securities for a variety of investors. Its general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership the general partner of which is Nicholas-Applegate Capital Management Holdings, Inc., a California corporation owned by Mr. Nicholas.

       Personnel of the Investment Adviser may invest in securities for their own accounts pursuant to a Code of Ethics that sets forth all partners' and employees' fiduciary responsibilities regarding the Funds, establishes procedures for personal investing, and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by the Funds and on short-term trading have been adopted.

THE INVESTMENT ADVISORY AGREEMENT

       Under the Investment Advisory Agreement between the Trust and the Investment Adviser with respect to the Funds, the Trust retains the Investment Adviser to manage the Funds' investment portfolios, subject to the direction of the Trust's Board of Trustees. The Investment Adviser is authorized to determine which securities are to be bought or sold by the Funds and in what amounts.

       The Investment Advisory Agreement provides that the Investment Adviser will not be liable for any error of judgment or for any loss suffered by a Fund or the Trust in connection with the matters to which the Investment Advisory Agreement relates, except for liability resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the Investment Adviser's reckless disregard of its duties and obligations under the Investment Advisory Agreement. The Trust has agreed to indemnify the Investment Adviser against liabilities, costs and expenses that the Investment Adviser may incur in connection with any action, suit, investigation or other proceeding arising out of or otherwise based on any action actually or allegedly taken or omitted to be taken by the Investment Adviser in connection with the performance of its duties or obligations under the Investment Advisory Agreement or otherwise as an investment adviser of the Trust. The Investment Adviser is not entitled to indemnification with respect to any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of its reckless disregard of its duties and obligations under the Investment Advisory Agreement.

       The Investment Advisory Agreement provides that it will terminate in the event of its assignment (as defined in the Investment Company Act). The Investment Advisory Agreement may be terminated with respect to either Fund by the Trust (by the Board of Trustees of the Trust or vote of a majority of the outstanding voting securities of the Fund, as defined in the Investment Company
Act) or the Investment Adviser upon not more than 60 days' written notice, without payment of any penalty. The Investment Advisory Agreement provides that it will continue in effect with respect to each Fund for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act.

EXPENSE LIMITATION

       Under the Investment Advisory Agreement, the Investment Adviser has agreed to defer its fees, and to absorb other expenses of each Fund (including administrative fees and distribution expenses for the Fund, but excluding interest, taxes, brokerage commissions and other costs incurred in connection with portfolio securities transactions, organizational expenses and other capitalized expenditures and extraordinary expenses), to ensure that the operating expenses for the Funds do not exceed the amounts specified in the Funds' prospectus.


                                 ADMINISTRATORS

       The principal administrator of the Trust is Investment Company Administration Corporation ("ICAC"), 4455 East Camelback Road, Suite 261-E, Phoenix, Arizona 85018.

       Pursuant to an Administration Agreement with the Trust, ICAC is responsible for performing all administrative services required for the daily business operations of the Trust, subject to the supervision of the Board of Trustees of the Trust. ICAC has no supervisory responsibility over the investment operations of the Funds. The management or administrative services of ICAC for the Trust are not exclusive under the terms of the Administration Agreement and ICAC is free to, and does, render management and administrative services to others. ICAC also serves as the administrator for the Master Trust.

       For its services, ICAC receives under the Administration Agreement $35,000 for each grouping of five similar portfolios (e.g., Core Growth Portfolio A, Portfolio B, Portfolio C, Institutional and Qualified Portfolios), $30,000 for each group of four similar portfolios, $25,000 for each grouping of three similar portfolios, $20,000 for a grouping of two similar portfolios and $5,000 for one portfolio, except as follows: ICAC receives $15,000 for its services with respect to the Emerging Growth Portfolios. As a result, ICAC currently receives aggregate compensation at the rate of $581,542 per year for all of the series of the Trust. Such fees will be allocated among the series in each grouping based on relative net asset values.

       In connection with its management of the corporate affairs of the Trust, the Administrator pays the salaries and expenses of all its personnel and pays all expenses incurred in connection with managing the ordinary course of the business of the Trust, other than expenses assumed by the Trust as described below.

       Under the terms of the Administration Agreement, the Trust is responsible for the payment of the following expenses: (a) the fees and expenses incurred by the Trust in connection with the management of the investment and reinvestment of their assets, (b) the fees and expenses of Trustees and officers of the Trust who are not affiliated with ICAC or the Investment Adviser, (c) out-of-pocket travel expenses for the officers and Trustees of the Trust and other expenses of Board of Trustees' meetings, (d) the fees and certain expenses of the Custodian, (e) the fees and expenses of the Transfer and Dividend Disbursing Agent that relate to the maintenance of each shareholder account, (f) the charges and expenses of the Trust's legal counsel and independent accountants, (g) brokerage commissions and any issue or transfer taxes chargeable to Trustees and officers of the Trust in connection with securities transactions, (h) all taxes and corporate fees payable by the Trust to federal, state and other governmental agencies, (i) the fees of any trade association of which the Trust may be a member, (j) the cost of maintaining the Trust's existence, taxes and interest, (k) the cost of fidelity and liability insurance, (l) the fees and expenses involved in registering and maintaining the registration of the Trust and of its shares with the Commission and registering the Trust as a broker or dealer and qualifying their shares under state securities laws, including the preparation and printing of the Trust's registration statement, prospectuses and statements of additional information,
(m) allocable communication expenses with respect to investor services and all expenses of shareholders' and Board of Trustees' meetings and of preparing, printing and mailing prospectuses and reports to shareholders, (n) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the Trust, and (o) expenses assumed by the Trust pursuant to any plan of distribution adopted in conformity with Rule 12b-1 under the Investment Company Act.

       The Administration Agreement provides that ICAC will not be liable for any error of judgment or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from ICAC's willful misfeasance, bad faith, gross negligence or reckless disregard of its duties. The Administration Agreement will terminate automatically if assigned, and may be terminated without penalty by either ICAC or the Trust (by the Board of Trustees of the Trust or vote of a majority of the outstanding voting securities of the Trust, as defined in the Investment Company
Act), upon 60 days' written notice. The Administration Agreement will continue in effect only so long as such continuance is specifically approved at least annually in conformity with the Investment Company Act.

       Pursuant to an Administrative Services Agreement with the Trust, the Investment Adviser is responsible for providing all administrative services which are not provided by ICAC or by the Trust's Distributor, transfer agents, accounting agents, independent accountants and legal counsel. These services are comprised principally of assistance in coordinating with the Trust's various service providers, providing certain officers of the Trust, responding to inquiries from shareholders which are directed to the Trust rather than other service providers, calculating performance data, providing various reports to the Board of Trustees, and assistance in preparing reports, prospectuses, proxy statements and other shareholder communications. The Agreement contains provisions regarding liability and termination similar to those of the Administration Agreement.


                                   DISTRIBUTOR

       Nicholas-Applegate Securities (the "Distributor"), 600 West Broadway, 30th Floor, San Diego, California 92101, is the principal underwriter and distributor for the Trust and, in such capacity, is responsible for distributing shares of the Funds. The Distributor is a California limited partnership organized in 1992 to distribute shares of registered investment companies. Its general partner is Nicholas-Applegate Capital Management Holdings, L.P., the general partner of the Investment Adviser.

       Pursuant to its Distribution Agreement with the Trust, the Distributor has agreed to use its best efforts to effect sales of shares of the Funds, but is not obligated to sell any specified number of shares. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Investment Advisory Agreement discussed above. The minimum assets for investors in the Institutional Fund may be waived from time to time. Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

       Subject to policies established by the Trust's Board of Trustees, the Investment Adviser executes the Funds' portfolio transactions and allocates the brokerage business. In executing such transactions, the Investment Adviser seeks to obtain the best price and execution for the Funds, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. Securities in which the Funds invest may be traded in the over-the-counter markets, and the Funds deal directly with the dealers who make markets in such securities except in those circumstances where better prices and execution are available elsewhere. The Investment Adviser negotiates commission rates with brokers or dealers based on the quality or quantity of services provided in light of generally prevailing rates, and while the Investment Adviser generally seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commissions available. The Board of Trustees of the Trust periodically reviews the commission rates and the allocation of orders.

       The Funds have no obligation to deal with any broker or group of brokers in executing transactions in portfolio securities. Subject to obtaining the best price and execution, brokers who sell shares of the Funds or other series of the Trust or provide supplemental research, market and statistical information and other research services and products to the Investment Adviser may receive orders for transactions by the Funds. Such information, services and products are those which brokerage houses customarily provide to institutional investors, and include items such as statistical and economic data, research reports on particular companies and industries, and computer software used for research with respect to investment decisions. Information, services and products so received are in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreement, and the expenses of the Investment Adviser are not necessarily reduced as a result of the receipt of such supplemental information, services and products. Such information, services and products may be useful to the Investment Adviser in providing services to clients other than the Trust, and not all such information, services and products are used by the Investment Adviser in connection with the Funds. Similarly, such information, services and products provided to the Investment Adviser by brokers and dealers through whom other clients of the Investment Adviser effect securities transactions may be useful to the Investment Adviser in providing services to the Funds. The Investment Adviser may pay higher commissions on brokerage transactions for the Funds to brokers in order to secure the information, services and products described above, subject to review by the Trust's Board of Trustees from time to time as to the extent and continuation of this practice.

       Although the Investment Adviser makes investment decisions for the Trust independently from those of its other accounts, investments of the kind made by the Funds may often also be made by such other accounts. When the Investment Adviser buys or sells the same security at the same time on behalf of the Funds and one or more other accounts managed by the Investment Adviser, the Investment Adviser allocates available investments by such means as, in its judgment, result in fair treatment. The Investment Adviser aggregates orders for purchases and sales of securities of the same issuer on the same day among the Funds and its other managed accounts, and the price paid to or received by the Funds and those accounts is the average obtained in those orders. In some cases, such aggregation and allocation procedures may affect adversely the price paid or received by the Funds or the size of the position purchased or sold by the Funds.

       Securities trade in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's commission or discount. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid.


                     PURCHASE AND REDEMPTION OF FUND SHARES

       Shares of the Funds may be purchased and redeemed at their net asset value without any initial or deferred sales charge.

       The price paid for purchases and redemptions of shares of the Institutional Portfolios is based on the net asset value per share, which is calculated once daily at the close of trading (normally 4:00 P.M. New York time) each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King's Birthday, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The offering price is effective for orders received by the Transfer Agent or any sub-transfer agent prior to the time of determination of net asset value. Dealers are responsible for promptly transmitting purchase orders to the Transfer Agent or a sub-transfer agent. The Trust reserves the right in its sole discretion to suspend the continued offering of the Portfolios' shares and to reject purchase orders in whole or in part when such rejection is in the best interests of the Trust and the affected Portfolios. Payment for shares redeemed will be made not more than seven days after receipt of a written or telephone request in appropriate form, except as permitted by the Investment Company Act and the rules thereunder. Such payment may be postponed or the right of redemption suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on such Exchange is restricted, when an emergency exists as a result of which disposal by a Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets, or during any other period when the Securities and Exchange Commission, by order, so permits.


                              SHAREHOLDER SERVICES

       The services offered by the Trust to shareholders of the Funds can vary, depending on the needs of the qualified retirement plan, and should be arranged by contacting the Trust, the Distributor, the Administrator or the Transfer Agent.

SHAREHOLDER INVESTMENT ACCOUNT

       Upon the initial purchase of shares of a Fund, a Shareholder Investment Account is established for each investor under which the shares are held for the investor by the Transfer Agent. Certificates will be issued for shares of the Funds as indicated in the Prospectus.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS

       For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the applicable Fund at net asset value. An investor may direct the Transfer Agent in writing not less than five full business days prior to the record date to have subsequent dividends and/or distributions sent in cash rather than reinvested. In the case of recently purchased shares for which registration instructions have not been received on the record date, cash payment will be made directly to the dealer. Any shareholder who receives a cash payment representing a dividend or distribution may reinvest such distribution at net asset value by returning the check or the proceeds to the Transfer Agent within 30 days after the payment date. Such investment will be made at the net asset value per share next determined after receipt of the check or proceeds by the Transfer Agent.

AUTOMATIC INVESTMENT PLAN

       Under the Automatic Investment Plan, an investor may arrange to have a fixed amount automatically invested in shares of a Fund on a monthly or quarterly basis on any day of the month or quarter by authorizing his or her bank account to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automatic Clearing House System. Stock certificates are not issued to participants of the Automatic Investment Plan.

Participation in the Plan will begin within 30 days after receipt of the account application. If the investor's bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the investor's Plan may be terminated and the related investment reversed. The investor may change the amount of the investment or discontinue the Plan at any time by writing to the Transfer Agent. Further information about this program and an application form can be obtained from the Transfer Agent or the Distributor.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

       A shareholder in one Fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that Fund (the "paying Fund") into the other Funds or any other Institutional Portfolio Series of the Trust (the "receiving Fund") subject to the following conditions: (i) the aggregate value of the shareholder's account(s) in the paying Fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving Fund equals or exceeds that Fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving Fund is below that Fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving Fund must be automatically reinvested in the receiving Fund, (iii) if this privilege is discontinued with respect to a particular receiving Fund, the value of the account in that Fund must equal or exceed the Fund's minimum initial investment requirement or the Fund will have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without a sales charge).

AUTOMATIC WITHDRAWAL

       The Transfer Agent arranges for the redemption by the Fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified. Withdrawal payments should not be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value will reduce the aggregate value of the shareholder's account.

REDEMPTION IN KIND

       The Trust intends to pay in cash for all shares of a Fund redeemed, but the Trust reserves the right to make payment wholly or partly in shares of portfolio securities. In such cases, a shareholder may incur brokerage costs in converting such securities to cash. However, the Trust has elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, pursuant to which it is obligated to pay in cash all requests for redemptions by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Trust at the beginning of such period.

EXCHANGE PRIVILEGE

       Shares of a Fund may be exchanged into shares of the other Funds or any Institutional Portfolio Series of the Trust as provided in the Prospectus. The Trust's exchange privilege is not intended to afford shareholders a way to speculate on short-term market movements. Accordingly the Trust reserves the right to limit the number of exchanges an investor or participant may make in any year, to avoid excessive Fund expenses.

       Before effecting an exchange, investors should obtain the currently effective prospectus of the series into which the exchange is to be made. Exchange purchases are subject to the minimum investment requirements of the series being purchased. An exchange will be treated as a redemption and purchase for tax purposes.

TELEPHONE PRIVILEGE

       Investors may exchange or redeem shares by telephone if they have elected the telephone privilege on their account applications as provided in the Prospectus.

       The Trust will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine and, if it does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed by the Trust include requiring personal identification by account number and social security number, tape recording of telephone instructions, and providing written confirmation of transactions. The Trust reserves the right to refuse a telephone exchange or redemption request if it believes, for example, that the person making the request is neither the record owner of the shares being exchanged or redeemed nor otherwise authorized by the investor to request the exchange or redemption. Investors will be promptly notified of any refused request for a telephone exchange or redemption. No Fund or its agents will be liable for any loss, liability or cost which results from acting upon instructions of a person reasonably believed to be an investor with respect to the telephone privilege.

REPORTS TO INVESTORS

       Each Fund will send its investors annual and semi-annual reports. The financial statements appearing in annual reports will be audited by independent accountants. In order to reduce duplicate mailing and printing expenses, the Funds may provide one annual and semi-annual report and annual prospectus per household. In addition, quarterly unaudited financial data are available from the Funds upon request.


                                 NET ASSET VALUE

       The net asset value of a share of a Fund is calculated by dividing (i) the value of the securities held by the Fund plus any cash or other assets, minus all liabilities (including accrued estimated expenses on an annual basis), by (ii) the total number of shares of the Fund outstanding. The value of the investments and assets of the Fund is determined each business day. Investment securities, including ADRs and EDRs, that are traded on a stock exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the New York Stock Exchange (normally 4:00 P.M. New York time) on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities listed or traded on certain foreign exchanges whose operations are similar to the United States over-the-counter market are valued at the price within the limits of the latest available current bid and asked prices deemed by the Investment Adviser best to reflect fair value. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Investment Adviser. Listed securities that are not traded on a particular day and other over-the-counter securities are valued at the mean between the closing bid and asked prices.

       In the event that the New York Stock Exchange or the national securities exchange on which stock or stock options are traded adopt different trading hours on either a permanent or temporary basis, the Board of Trustees of the Trust will reconsider the time at which the Funds compute net asset value. In addition, the asset value of the Funds may be computed as of any time permitted pursuant to any exemption, order or statement of the Commission or its staff.

       The Funds value long-term debt obligations at the quoted bid prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, the Investment Adviser will use, when it deems it appropriate, prices obtained for the day of valuation from a bond pricing service, as discussed below. The Funds value debt securities with maturities of 60 days or less at amortized cost if their term to maturity from date of purchase is less than 60 days, or by amortizing, from the sixty-first day prior to maturity, their value on the sixty-first day prior to maturity if their term to maturity from date of purchase by a Fund is more than 60 days, unless this is determined by the Board of Trustees of the Trust not to represent fair value. The Funds value repurchase agreements at cost plus accrued interest.

       The Funds value U.S. Government securities which trade in the over-the-counter market at the last available bid prices, except that securities with a demand feature exercisable within one to seven days are valued at par. Such valuations are based on quotations of one or more dealers that make markets in the securities as obtained from such dealers, or on the evaluation of a pricing service.

       The Funds value options, futures contracts and options thereon which trade on exchanges at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. If an options or futures exchange closes later than 4:00 p.m. New York time, the options or futures traded on it are valued based on the sale price, or on the mean between the bid and ask prices, as the case may be, as of 4:00 p.m. New York time.

       Trading in securities on foreign securities exchanges and over-the-counter markets is normally completed well before the close of business day in New York. In addition, foreign securities trading may not take place on all business days in New York, and may occur in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the calculation of net asset value unless the Board of Trustees of the Trust deems that the particular event would materially affect net asset value, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value into U.S. dollars at the spot exchange rates at 1:00 p.m. New York time or at such other rates as the Investment Adviser may determine to be appropriate in computing net asset value.

       Securities and assets for which market quotations are not readily available, or for which the Trust's Board of Trustees or persons designated by the Board determine that the foregoing methods do not accurately reflect current market value, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees.

       The Trust may use a pricing service approved by its Board of Trustees. Prices provided by such a service represent evaluations of the mean between current bid and asked market prices, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, indications of values from dealers and other market data. Such services may use electronic data processing techniques and/or a matrix system to determine valuations. The procedures of such services are reviewed periodically by the officers of the Trust under the general supervision and responsibility of its Board of Trustees, which may replace a service at any time if it determines that it is in the best interests of the Funds to do so.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

       The Funds declare and pay annual dividends of net investment income. Each Fund makes distributions at least annually of its net capital gains, if any. In determining amounts of capital gains to be distributed by a Fund, any capital loss carryovers from prior years will be offset against its capital gains.

REGULATED INVESTMENT COMPANY

       The Trust has elected to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), and intends that each Fund will remain so qualified.

       As a regulated investment company, a Fund will not be liable for federal income tax on its income and gains provided it distributes all of its income and gains currently. Qualification as a regulated investment company under the Code requires, among other things, that a Fund (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, certain foreign currencies and certain options, futures, and forward contracts on foreign currencies held less than three months; (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation generally limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government or foreign government securities or the securities of other regulated investment companies), or two or more issuers which the Trust controls and which are determined to be engaged in the same or similar trades or businesses; and (d) distribute at least 90% of its investment company taxable income (which includes dividends, interest, and net short-term capital gains in excess of net long-term capital losses) each taxable year.

       A Fund generally will be subject to a nondeductible excise tax of 4% to the extent that it does not meet certain minimum distribution requirements as of the end of each calendar year. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income and net capital gain (not taking into account any capital gains or losses as an exception) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid the excise tax, the Funds intend to make timely distributions of their income in compliance with these requirements and anticipate that they will not be subject to the excise tax.

       Dividends paid by a Fund from ordinary income, and distributions of the Fund's net realized short-term capital gains, are taxable to its shareholders as ordinary income. Distributions to corporate shareholders will be eligible for the 70% dividends received deduction to the extent that the income of the Funds is derived from dividends on common or preferred stock of domestic corporations. Dividend income earned by a Fund will be eligible for the dividends received deduction only if the Fund has satisfied a 46-day holding period requirement with respect to the underlying portfolio security (91 days in the case of dividends derived from preferred stock). In addition, a corporate shareholder must have held its shares in the Fund for not less than 46 days (91 days in the case of dividends derived from preferred stock) in order to claim the dividend received deduction. Not later than 60 days after the end of its taxable year, the Fund will send to its shareholders a written notice designating the amount of any distributions made during such year which may be taken into account by its shareholders for purposes of such deduction provisions of the Code. Net capital gain distributions are not eligible for the dividends received deduction.

       Under the Code, any distributions designated as being made from net capital gains are taxable to a Fund's shareholders as long-term capital gains, regardless of the holding period of such shareholders. Such distributions of net capital gains will be designated by the Fund as a capital gains distribution in a written notice to its shareholders which accompanies the distribution payment. Any loss on the sale of shares held for less than six months will be treated as a long-term capital loss for federal tax purposes to the extent a shareholder receives net capital gain distributions on such shares. The maximum federal income tax rate applicable to long-term capital gains is currently 28% for individual shareholders and 35% for corporate shareholders. Dividends and distributions are taxable as such whether received in cash or reinvested in additional shares of a Fund.

       Any loss realized on a sale, redemption or exchange of shares of a Fund by a shareholder will be disallowed to the extent the shares are replaced within a 61-day period (beginning 30 days before the disposition of shares). Shares purchased pursuant to the reinvestment of a dividend will constitute a replacement of shares.

       A shareholder who acquires shares of a Fund and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain or loss realized upon a sale or exchange of shares of the Fund if the shareholder acquires shares in a Fund of the Trust pursuant to a reinvestment right that reduces the sales charges in the subsequent acquisition of shares.

SPECIAL TAX CONSIDERATIONS

       U.S. GOVERNMENT OBLIGATIONS. Income received on direct U.S. Government obligations is exempt from tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from a Fund provided that certain conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government obligations normally is not exempt from state taxation. The Trust will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states.

       SECTION 1256 CONTRACTS. Many of the futures contracts and forward contracts used by the Funds are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally credited 60% long-term and 40% short-term capital gains or losses ("60/40") although gains and losses from hedging transactions, certain mixed straddles and certain foreign currency transactions from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by the Funds at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, depending on the circumstances.

       STRADDLE RULES. Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by the Funds may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts to the Funds are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

       The Funds may make one or more of the elections available under the Code which are applicable to straddles. If the Funds make any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

       Because applications of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to the shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

       The 30% limit on gains from the disposition of certain options, futures, and forward contracts held less than three months and the qualifying income and diversification requirements applicable to the Funds' assets may limit the extent to which the Funds will be able to engage in transactions in options, futures contracts or forward contracts.

       SECTION 988 GAINS AND LOSSES. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency and on disposition of certain futures attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to the shareholders.

       FOREIGN TAX. Foreign countries may impose withholding and other taxes on income received by a Fund from sources within those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Investment Adviser intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will be "pass-through" for that year.

       Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the Fund elects pass-through treatment, the source of the Fund's income flows through to shareholders of the Fund. With respect to such election, the Fund treats gains from the sale of securities as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables as ordinary income derived from U.S. sources. The limitation on the foreign tax credit applies separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportion at share of the foreign taxes paid by the Fund. The foreign tax credit is modified for purposes of the federal alternative minimum tax and can be used to offset only 90% of the alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

       SHORT SALES. Generally, capital gain or loss realized by a Fund in a short sale may be long-term or short term depending on the holding period of the short position. Under a special rule, however, the capital gain will be short-term gain if (1) as of the date of the short sale, the Fund owned property for the short-term holding period that was substantially identical to that which the Fund used to close the sale or (2) after the short sale and on or before its closing, the Fund acquired substantially similar property. Similarly, if the Fund held property substantially identical to that sold short for the long-term holding period as of the date of the short sale, any loss on closing the short position will be long-term capital loss. These special rules do not apply to substantially similar property to the extent such property exceeds the property used by the Fund to close its short position.

       ORIGINAL ISSUE DISCOUNT. The Funds may treat some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) they may acquire as issued originally at a discount. Generally, the Funds treat the amount of the original issue discount ("OID") as interest income and include it in income over the term of the debt security, even though they do no receive payment of that amount until a later time, usually when the debt security matures. The Funds treat a portion of the OID includable in income with respect to certain high-yield corporation debt securities as a dividend for federal income tax purposes.

       The Funds may treat some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that they may acquire in the secondary market as having market discount. Generally, A Fund treats any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Funds may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing the recognition of income.

       The Funds may treat some of the debt securities (with a fixed maturity date of one year or less from the date of issuance) that they may acquire as having an acquisition discount, or OID in the case of certain types of debt securities. Generally, a Fund must include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to the debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

       The Funds generally must distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though the Funds have yet to receive cash representing such income. The Funds may obtain cash to pay such dividends from sales proceeds of securities held by the Funds.

OTHER TAX INFORMATION

       The Funds may be required to withhold for U.S. federal income taxes 31% of all taxable distributions payable to shareholders who fail to provide the Trust with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

       The Trust may also be subject to state or local taxes in certain other states where it is deemed to be doing business. Further, in those states which have income tax laws, the tax treatment of the Trust and of shareholders of a

Fund with respect to distributions by the Fund may differ from federal tax treatment. Distributions to shareholders may be subject to additional state and local taxes. Shareholders should consult their own tax advisers regarding specific questions as to federal, state or local taxes.


                             PERFORMANCE INFORMATION

       The Trust may from time to time advertise total returns and yields for the Funds, compare Fund performance to various indices, and publish rankings of the Funds prepared by various ranking services. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the its portfolio, and the market conditions during the given period, and should not be considered to be representative of what may be achieved in the future.

TOTAL RETURN

       The total return for a Fund is computed by assuming a hypothetical initial payment of $1,000. It is assumed that all investments are made at net asset value (as opposed to market price) and that all of the dividends and distributions by the Fund over the relevant time periods are invested at net asset value. It is then assumed that, at the end of each period, the entire amount is redeemed without regard to any redemption fees or costs. The average annual total return is then determined by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon redemption. Total return does not take into account any federal or state income taxes.

       Total return is computed according to the following formula:

                                         n
                                 P(1 + T)  = ERV

Where: P   =   a hypothetical initial payment of $1,000.
       T   =   average annual total return.
       n   =   number of years.
       ERV =   ending redeemable value at the end of the period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the period.

YIELD

       The yield for a Fund is calculated based on a 30-day or one-month period, according to the following formula:

                             6
        Yield = 2[{a - b + 1)  -1]
                   -----
                {c x d    }

       For purposes of this formula, "a" is total dividends and interest earned during the period; "b" is total expenses accrued for the period (net of reimbursements); "c" is the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" is the maximum offering price per share on the last day of the period.

COMPARISON TO INDICES AND RANKINGS

       A Fund may compare its performance to various unmanaged indices such as the Dow Jones Composite Average or its component averages, Standard and Poor's 500 Stock Index or its component indices, Standard and Poor's 100 Stock Index, the Russell Midcap Growth Index, the Russell 2000 Growth Index, the Russell 1000 Index, the CS First Boston Convertible Index, the Lehman Brothers Government Bond Index, the Morgan Stanley Capital International World Indices, the Morgan Stanley Capital International Emerging Markets Free Index, the Morgan Stanley Capital International Latin America Emerging Market Indices, the Emerging Markets Investible Index, the Morgan Stanley Capital International Europe, Australia and Far East Index, the IFC Emerging Markets Investible Index, The New York Stock Exchange composite or component indices, the Wilshire 5000 Equity Index, indices prepared by

Lipper Analytical Services and Morningstar, Inc., the CDA Mutual Fund Report published by CDA Investment Technologies, Inc., performance statistics reported in financial publications such as The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, the Consumer Price Index (or Cost of Living Index) published by the U.S. Bureau of Labor Statistics, Stocks, Bonds, Bills and Inflation published by Ibbotson Associates, Savings and Loan Historical Interest Rates published in the U.S. Savings & Loan League Fact Book, and historical data supplied by the research departments of First Boston Corporation, The J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers, Smith Barney Shearson and Bloomberg L.P. Unmanaged indices (I.E., other than Lipper) generally do not reflect deductions for administrative and management costs and expenses.


       A number of independent mutual fund ranking entities prepare performance rankings. These entities categorize and rank funds by various criteria, including fund type, performance over a given period of years, total return, standardized yield, variations in sales charges and risk\reward considerations.


               CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
                     INDEPENDENT AUDITORS AND LEGAL COUNSEL

       PNC Bank, Airport Business Center, International Court 2, 200 Stevens Drive, Lester, Pennsylvania 19113, serves as Custodian for the portfolio securities and cash of the Funds and in that capacity maintains certain financial and accounting books and records pursuant to an agreement with the Trust. PFPC Inc., 103 Bellevue Parkway, Wilmington, Delaware, an affiliate of the Custodian, provides additional accounting services to the Funds.

       State Street Bank and Trust Company, 2 Heritage Drive, 7th Floor, North Quincy, Massachusetts, 02171, serves as the Dividend Disbursing Agent and as the Transfer Agent for the Funds. The Transfer Agent provides customary transfer agency services to the Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, and related functions. The Dividend Disbursing Agent provides customary dividend disbursing services to the Trust, including payment of dividends and distributions and related functions.

       The Charles Schwab Trust Company, 101 Montgomery Street, San Francisco, California 94104, serves as co-transfer agent for shares of the Funds. The following act as sub-transfer agents for the Funds: Financial Data Services, Inc., 4800 Deer Lake Drive, 2nd Floor, Jacksonville, Florida 32246; William M. Mercer Plan Participant Services, Inc., 1417 Lake Cook Road, Deerfield, Illinois 60015; and Schwab Retirement Plan Services, Inc., 101 Montgomery Street, San Francisco, California 94104.

       Ernst & Young, L.L.P., 515 South Flower Street, Los Angeles, California 90071, serves as the independent auditors for the Trust, and in that capacity examines the annual financial statements of the Trust.

       Paul, Hastings, Janofsky & Walker LLP, 555 South Flower Street, Los Angeles, California 90071, is legal counsel for the Trust and Master Trust. It also acts as legal counsel for the Investment Adviser and Distributor.


                                  MISCELLANEOUS

SHARES OF BENEFICIAL INTEREST

       The Trust is currently comprised of 62 series of shares -- 10 A Portfolios, 10 B Portfolios, 10 C Portfolios, 12 Institutional Portfolios, one Money Market Portfolio and 10 Qualified Portfolios.

       On any matter submitted to a vote of shareholders of the Trust, all shares then entitled to vote will be voted by the affected series unless otherwise required by the Investment Company Act, in which case all shares of the Trust will be voted in the aggregate. For example, a change in a Fund's fundamental investment policies would be voted upon only by shareholders of that Fund, as would the approval of any advisory or distribution contract for the Fund. However, all shares of the Trust may vote together in the election or selection of Trustees, principal underwriters and accountants for the Trust.

       Rule 18f-2 under the Investment Company Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the series of the Trust affected by the matter. Under Rule 18f-2, a series is presumed to be affected by a matter, unless the interests of each series in the matter are identical or the matter does not affect any interest of such series. Under Rule 18f-2 the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of its outstanding shares. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by the shareholders of the Trust voting without regard to Portfolio.

       As used in the Funds' prospectuses and in this Statement of Additional Information, the term "majority," when referring to approvals to be obtained from shareholders of a Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Unless otherwise provided by law (for example, by Rule 18f-2 discussed above) or by the Trust's Declaration of Trust or Bylaws, the Trust may take or authorize any action upon the favorable vote of the holders of more than 50% of the outstanding shares of the Trust.

       The Trust will dispense with annual meetings of shareholders in any year in which it is not required to elect Trustees under the Investment Company Act. However, the Trust undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the Investment Company Act.

       Each share of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

       Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and nonassessable by the Trust.

DECLARATIONS OF TRUST

       The Declaration of Trust of the Trust provides that obligations of the Trust are not binding upon its Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the Trust or its investors for any action or failure to act, but nothing in the Declarations of Trust protect a Trustee, officer, employee or agent against any liability to the trusts or their respective investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Declaration of Trust also provides that the debts, liabilities, obligations and expenses incurred, contracted for or existing with respect to a designated portfolio shall be enforceable against the assets and property of such portfolio only, and not against the assets or property of any other portfolio.

REGISTRATION STATEMENT

       The Registration Statement of the Trust, including the Funds'
Prospectus, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Funds' Prospectus or the Statement of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to these Registration Statements, each such statement being qualified in all respects by such reference.

                           NICHOLAS-APPLEGATE MUTUAL FUNDS

                                      FORM N-1A

                              PART C:  OTHER INFORMATION


Item 24. FINANCIAL STATEMENTS AND EXHIBITS.

    a.   Not Applicable.

    b.   Exhibits:

         (1.1)     Certificate of Trust of Registrant (f).

         (1.2)     Certificate of Amendment to Certificate of Trust of
                   Registrant (f).

         (1.3)     Amended and Restated Declaration of Trust of Registrant (f).

         (1.4) Certificate of Trustees dated August 6, 1993, establishing Emerging Growth Portfolio series (f).

         (1.5) Certificate of Trustees dated December 15, 1993, establishing International Growth Portfolio series (f).

         (1.6)     Amendment No. 2 to Amended and Restated Declaration of Trust
                   (f).

         (1.7)     Amendment No. 3 to Amended and Restated Declaration of Trust
                   (f).

         (1.8)     Amendment No. 4 to Amended and Restated Declaration of Trust
                   (f).

         (1.9)     Amendment No. 5 to Amended and Restated Declaration of Trust
                   (f).

         (1.10)    Amendment No. 6 to Amended and Restated Declaration of Trust
                   (f).

         (1.11)    Amendment No. 7 to Amended and Restated Declaration of Trust
                   (f).

         (1.12) Form of Amendment No. 8 to Amended and Restated Declaration of Trust (f).

         (1.13)    Amendment No. 9 to Amended and Restated Declaration  of
                   Trust (f).

         (1.14) Form of Amendment No. 10 to Amended and Restated Declaration of Trust (b).

         (1.15)    Amendment No. 11 to Amended and Restated Declaration of
                   Trust (i).

         (1.16) Form of Amendment No. 12 to Amended and Restated Declaration of Trust (i).

         (1.17)    Amendment No. 13 to Amended and Restated Declaration of
                   Trust (j).

         (1.18) Form of Amendment No. 14 to Amended and Restated Declaration of Trust (j).

         (1.19) Form of Amendment No. 15 to Amended and Restated Declaration of Trust (l).

         (1.20)    Amendment No. 16 to Amended and Restated Declaration of
                   Trust.

         (2.1)     Amended Bylaws of Registrant (f).

         (2.2)     Amendment to Section 2.5 of Bylaws of Registrant (f).

         (3)       None.

         (4)       None.

         (5.1) Form of Investment Advisory Agreement between Registrant and Nicholas-Applegate Capital Management, with respect to Global Blue Chip Fund, Emerging Markets Bond Fund, Pacific Rim Fund, Greater China Fund and Latin America Fund.

         (5.2) Form of Sub-Advisory Agreement between Registrant and Nicholas-Applegate Capital Management-Hong Kong, with respect to the Pacific Rim Fund and Greater China Fund.

         (5.3) Form of Sub-Advisory Agreement between Registrant and Nicholas-Applegate Capital Management-Asia, with respect to the Pacific Rim Fund and Greater China Fund.

         (6.1)     Distribution Agreement between Registrant and
                   Nicholas-Applegate Securities dated as of April 19, 1993
                   (f).

         (6.2) Letter agreement between Registrant and Nicholas-Applegate Securities dated May 17, 1993, adding certain Institutional (formerly Qualified) Portfolio series and Emerging Growth Portfolio series to Distribution Agreement (f).

         (6.3) Letter agreement between Registrant and Nicholas-Applegate Securities dated December 15, 1993, adding International Growth Portfolio series to Distribution Agreement (f).

         (6.4) Letter agreement between Registrant and Nicholas-Applegate Securities dated April 22, 1994, adding Qualified Portfolio series to Distribution Agreement (f).

         (6.5) Letter agreement between Registrant and Nicholas-Applegate Securities, adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Distribution Agreement (f).

         (6.6) Letter agreement between Registrant and Nicholas-Applegate Securities, adding Series B Portfolios to Distribution Agreement (f).

         (6.7) Letter agreement between Registrant and Nicholas-Applegate Securities, adding Fixed Income and Qualified Portfolio series to Distribution Agreement (f).

         (6.8) Form of letter agreement between Registrant and Nicholas-Applegate Securities, adding Value Institutional Portfolio series to Distribution Agreement (a).

         (6.9) Form of letter agreement between Registrant and Nicholas-Applegate Securities, adding High Yield Bond and Strategic Income Institutional Portfolio series to Distribution Agreement (b).

         (6.10) Form of letter agreement between Registrant and Nicholas-Applegate Securities adding Large Cap Growth and Core Growth International Portfolio series to Distribution Agreement (i).

         (6.11) Form of letter agreement between Registrant and Nicholas-Applegate Securities adding Core Growth International Portfolio C series to Distribution Agreement
                   (i).

         (6.12) Form of letter agreement between Registrant and Nicholas-Applegate Securities adding Large Cap Growth Portfolio A, B, C and Q series to Distribution Agreement
                   (j).

         (6.13) Form of letter agreement between Registrant and Nicholas-Applegate Securities, adding Global Blue Chip Fund, Emerging Markets Bond Fund, Pacific Rim Fund, Greater
                   China Fund and Latin America Fund  to Distribution
                   Agreement.

         (6.14) Addendum to Administration Service Fee Schedule revised July 7, 1997 adding Non-Master/Feeder Portfolios (m).

         (7)       None.

         (8.1) Custodian Services Agreement between Registrant and PNC Bank dated as of April 1, 1993 (f).

         (8.2) Letter agreement between Registrant and PNC Bank dated July 19, 1993, adding certain Institutional (formerly Qualified) Portfolio series to Custodian Services Agreement (f).

         (8.3) Letter agreement between Registrant and PNC Bank dated August 20, 1993, adding Emerging Growth Portfolio series to Custodian Services Agreement (f).

         (8.4) Letter agreement between Registrant and PNC Bank dated December 15, 1993, adding International Growth Portfolio series to Custodian Services Agreement (f).

         (8.5) Letter agreement between Registrant and PNC Bank dated April 22, 1994, adding Core Growth Qualified Portfolio series to Custodian Services Agreement (f).

         (8.6) Letter agreement between Registrant and PNC Bank, adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Custodian Services Agreement (f).

         (8.7) Letter agreement between Registrant and PNC Bank, adding Series B Portfolios to Custodian Services Agreement (f).

         (8.8) Letter agreement between Registrant and PNC Bank, adding Fixed Income Portfolio series to Custodian Services Agreement (f).

         (8.9) Form of letter agreement between Registrant and PNC Bank adding Value Institutional Portfolio series to Custodian Services Agreement (a).

         (8.10) Form of letter agreement between Registrant and PNC Bank adding High Yield Bond and Strategic Income Institutional Portfolio series to Custodian Services Agreement (b).

         (8.11) Form of letter agreement between Registrant and PNC Bank adding Large Cap Growth and Core Growth International Portfolio series to Custodian Services Agreement (i).

         (8.12) Form of letter agreement between Registrant and PNC Bank adding Core Growth International Portfolio C series to Custodian Services Agreement (i).

         (8.13) Form of letter agreement between Registrant and PNC Bank adding Large Cap Growth Portfolio A, B, C and Q series to Custodian Services Agreement (j).

         (8.14) Form of letter agreement between Registrant and PNC Bank, adding Global Blue Chip Fund and Emerging Markets Bond Fund to Custodian Services Agreement (l).

         (8.15) Form of letter agreement between Registrant and PNC Bank with respect to custodian services fees related to the Global Blue Chip Fund and the Emerging Markets Bond Fund
                   (m).

         (8.16) Form of letter agreement between Registrant and PNC Bank, adding Pacific Rim Fund, Greater China Fund and Latin America Fund to Custodian Services Agreement.

         (9.1) Administration Agreement between Registrant and Investment Company Administration Corporation dated as of April 1, 1993
                   (f).

         (9.2) Administrative Services Agreement between Registrant and Nicholas-Applegate Capital Management dated as of November 18, 1996 (i).

         (9.3) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated as of April 1, 1993 (f).

         (9.4) Letter agreement between Registrant and State Street Bank and Trust Company dated July 19, 1993, adding certain Institutional (formerly Qualified) Portfolio series to Transfer Agency and Service Agreement (f).

         (9.5) Letter agreement between Registrant and State Street Bank and Trust Company dated August 20, 1993, adding Emerging Growth Portfolio Series to Transfer Agency and Service Agreement (f).

         (9.6) Letter agreement between Registrant and State Street Bank and Trust Company dated December 15, 1993, adding International Growth Portfolio series to Transfer Agency and Service Agreement (f).

         (9.7) Letter agreement between Registrant and State Street Bank and Trust Company dated April 22, 1994, adding Core Growth Qualified Portfolio series to Transfer Agency and Service Agreement (f).

         (9.8) Letter agreement between Registrant and State Street Bank and Trust Company, adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Transfer Agency and Service Agreement (f).

         (9.9) Letter agreement between Registrant and State Street Bank and Trust Company, adding Series B Portfolios to Transfer Agency and Service Agreement (f).

         (9.10) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Fixed Income Portfolio series to Transfer Agency and Service Agreement (f).

         (9.11) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Value Institutional Portfolio series to Transfer Agency and Service Agreement (a).

         (9.12) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding High Yield Bond and Strategic Income Institutional Portfolio series to Transfer Agency and Service Agreement (b).

         (9.13) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Large Cap Growth and Core Growth International Portfolio series to Transfer Agency and Service Agreement (i).

         (9.14) Form of letter agreement between Registrant and State Street Bank and Trust Company adding Core Growth International Portfolio C series to Transfer Agency and Service Agreement
                   (i).

         (9.15) Form of letter agreement between Registrant and State Street Bank and Trust Company adding Large Cap Growth Portfolio A, B, C and Q series to Transfer Agency and Service Agreement
                   (j).

         (9.16) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Global Blue Chip Fund and Emerging Markets Bond Fund to Transfer Agency and Service Agreement (l).

         (9.17) Form of Letter Agreement between registrant and State Street Bank and Trust Company, adding Pacific Rim Fund, Greater China Fund and Latin America Fund to Transfer Agency and Service Agreement.

         (9.18) Shareholder Service Plan between Registrant and Nicholas-Applegate Securities (f).

         (9.19) License Agreement dated as of December 17, 1992, between Registrant and Nicholas-Applegate Capital Management (f).

         (9.20) Accounting Services Agreement between Registrant and PFPC Inc. dated as of April 1, 1993 (f).

         (9.21) Letter agreement between Registrant and PFPC Inc. dated July 19, 1993, adding certain Institutional (formerly Qualified) Portfolio series to Accounting Services Agreement (f).

         (9.22) Letter agreement between Registrant and PFPC Inc. dated August 20, 1993, adding Emerging Growth Portfolio series to Accounting Services Agreement (f).

         (9.23) Letter agreement between Registrant and PFPC Inc. dated December 15, 1993, adding International Growth Portfolio series to Accounting Services Agreement (f).

         (9.24) Letter agreement between Registrant and PFPC Inc. dated April 22, 1994, adding Core Growth Qualified Portfolio series to Accounting Services Agreement (f).

         (9.25) Letter agreement between Registrant and PFPC Inc., adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Accounting Services Agreement (f).

         (9.26) Letter agreement between Registrant and PFPC Inc., adding Series B Portfolios to Accounting Services Agreement (f).

         (9.27) Letter agreement between Registrant and PFPC Inc., adding Fixed Income Portfolio series to Accounting Services Agreement (f).

         (9.28) Form of letter agreement between Registrant and PFPC Inc. adding Value Institutional Portfolio series to Accounting Services Agreement (a).

         (9.29) Form of letter agreement between Registrant and PFPC Inc. adding High Yield Bond and Strategic Income Institutional Portfolio series to Accounting Services Agreement (b).

         (9.30) Form of letter agreement between Registrant and PFPC Inc. adding Large Cap Growth and Core Growth International Portfolio series to Accounting Services Agreement (i).

         (9.31) Form of letter agreement between Registrant and PFPC Inc. adding Core Growth International Portfolio C series to Accounting Services Agreement (i).

         (9.32) Form of letter agreement between Registrant and PFPC Inc. adding Large Cap Growth Portfolio A, B, C and Q series to Accounting Services Agreement (j).

         (9.33) Form of letter agreement between Registrant and PFPC Inc., adding Global Blue Chip Fund and Emerging Markets Bond Fund to Accounting Services Agreement (l).

         (9.34) Form of letter agreement between Registrant and PFPC Inc. with respect to accounting services fees related to the Global Blue Chip Fund and the Emerging Markets Bond Fund
                   (m).

         (9.35) Form of letter agreement between Registrant and PFPC Inc. adding the Pacific Rim Fund, Greater China Fund and Latin America Fund.

         (9.36) Letter agreement between Registrant and Nicholas-Applegate Capital Management dated September 27, 1993 regarding expense reimbursements (f).

         (9.37) Letter agreement between Registrant and Nicholas-Applegate Capital Management dated December 15, 1993, adding International Growth Portfolio series to agreement regarding expense reimbursements (f).

         (9.38) Letter agreement between Registrant and Nicholas-Applegate Capital Management dated April 22, 1994, adding Qualified Portfolio series to agreement regarding expense reimbursements (f).

         (9.39) Letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Emerging Growth Institutional Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to agreement regarding expense reimbursements (f).

         (9.40) Letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Series B Portfolios to agreement regarding expense reimbursement (f).

         (9.41) Letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Qualified and Fixed Income Portfolio series to agreement regarding expense reimbursement (f).

         (9.42) Letter agreement between Registrant and Nicholas-Applegate Capital Management revising expense reimbursement agreement with respect to Government Income Portfolios (f).

         (9.43) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Value Institutional Portfolio series to agreement regarding expense reimbursement (a).

         (9.44) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding High Yield Bond and Strategic Income Institutional Portfolio series to agreement regarding expense reimbursement (b).

         (9.45) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Large Cap Growth and Core Growth International Portfolio series to agreement regarding expense reimbursement (i).

         (9.46) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Core Growth International Portfolio C series to agreement regarding expense reimbursement (i).

         (9.47) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Large Cap Growth Portfolio A, B, C and Q series to agreement regarding expense reimbursement (j).

         (9.48) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Global Blue Chip Fund, Emerging Markets Bond Fund, Pacific Rim Fund, Greater China Fund and Latin America Fund to agreement regarding expense reimbursement.

         (9.49) Credit Agreement among Registrant, Chemical Bank and certain other banks dated April 10, 1996 (f).

         (9.50) First Amendment Agreement to Credit Agreement dated as of April 9, 1997 among Registrant, The Chase Manhattan Bank, and certain other banks (l).

         (9.51) Form of Second Amendment Agreement to Credit Agreement among Registrant, The Chase Manhattan Bank, and certain other banks.

         (10)      Opinion of Counsel (c).

         (11)      Not Applicable.

         (12)      Not Applicable.

         (13) Investment Letter of initial investor in Registrant dated April 1, 1993 (f).

         (14.1)    IRA Plan Materials (d).

         (14.2)    401(k) Profit-Sharing Plan Materials (d).

         (15)      Amended Distribution Plan of Registrant (f)

         (16)      Schedule of Computation of Performance Quotations (c).

         (17)      Not Applicable.

         (18)      Not Applicable.

         (19.1)    Limited Powers of Attorney of Trustees (d).

         (19.2)    Limited Power of Attorney of Walter E. Auch (e).

         (19.3)    Limited Power of Attorney of John D. Wylie (h).

         (19.4) Certified Resolution of Board of Trustees of Registrant regarding Limited Power of Attorney of John D. Wylie (h).

         (19.5)    Limited Power of Attorney of Thomas Pindelski (k).

         (19.6) Certified Resolution of Board of Trustees regarding Limited Power of Attorney of Thomas Pindelski (k).
------------------------------

(a) Filed as an Exhibit to Amendment No. 28 to Registrant's Form N-1A Registration Statement on January 19, 1996 and incorporated herein by reference.

(b) Filed as an Exhibit to Amendment No. 29 to Registrant's Form N-1A Registration Statement on May 3, 1996 and incorporated herein by reference.

(c) Filed as an Exhibit to Amendment No. 1 to Registrant's Form N-1A Registration Statement on March 15, 1993 and incorporated herein by reference.

(d) Filed as an Exhibit to Amendment No. 12 to Registrant's Form N-1A Registration Statement on August 1, 1994 and incorporated herein by reference.

(e) Filed as an Exhibit to Amendment No. 14 to Registrant's Form N-1A Registration Statement on September 26, 1994 and incorporated herein by reference.

(f) Filed as an Exhibit to Amendment No. 32 to Registrant's Form N-1A Registration Statement on June 3, 1996 and incorporated herein by reference.

(g) Filed as an Exhibit to Amendment No. 37 to Registrant's Form N-1A Registration Statement on October 15, 1996 and incorporated herein by reference.

(h) Filed as an Exhibit to Amendment No. 38 to Registrant's Form N-1A Registration Statement on October 25, 1996 and incorporated herein by reference.

(i) Filed as an Exhibit to Amendment No. 40 to Registrant's Form N-1A Registration Statement on January 3, 1997 and incorporated herein by reference.

(j) Filed as an Exhibit to Amendment No. 42 to Registrant's Form N-1A Registration Statement on May 1, 1997 and incorporated herein by reference.

(k) Filed as an Exhibit to Amendment No. 44 to Registrant's Form N-1A Registration Statement on May 22, 1997 and incorporated herein by reference.

(l) Filed as an Exhibit to Amendment No. 45 to Registrant's Form N-1A Registration Statement on July 14, 1997 and incorporated herein by reference.

(m) Filed as an Exhibit to Amendment No. 47 to Registrant's Form N-1A Registration Statement on July 28, 1997 and incorporated herein by reference.

Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         Fred C. Applegate, Arthur B. Laffer and Charles E. Young, members of the Board of Trustees of Registrant, are also three of the seven members of the Board of Directors of Nicholas-Applegate Fund, Inc., a registered investment company. Accordingly, Registrant and Nicholas-Applegate Fund, Inc. may be deemed to be under common control.

Item 26. NUMBER OF HOLDERS OF SECURITIES.

         As of June 30, 1997, the number of record holders of each series of Registrant was as follows:

    TITLE OF SERIES                                    NUMBER OF RECORD HOLDERS
     ---------------                                    ------------------------
    Large Cap Growth Portfolio A                                  -
    Core Growth Portfolio A                                     6,807
    Emerging Growth Portfolio A                                11,164
    Income & Growth Portfolio A                                 2,284
    Balanced Growth Portfolio A                                   846
    Government Income Portfolio A                                 434
    Money Market Portfolio                                        -
    International Core Growth Portfolio A                           3
    Worldwide Growth Portfolio A                                1,974
    International Small Cap Growth Portfolio A                    404
    Emerging Countries Portfolio A                              2,883
    Large Cap Growth Portfolio B                                  -
    Core Growth Portfolio B                                     2,895
    Emerging Growth Portfolio B                                 3,314
    Income & Growth Portfolio B                                   916
    Balanced Growth Portfolio B                                   260
    Government Income Portfolio B                                 178
    International Core Growth Portfolio B                           3
    Worldwide Growth Portfolio B                                  495
    International Small Cap Growth Portfolio B                    502
    Emerging Countries Portfolio B                              2,141
    Large Cap Growth Portfolio C                                  -
    Core Growth Portfolio C                                    14,157
    Emerging Growth Portfolio C                                17,204
    Income & Growth Portfolio C                                 5,265
    Balanced Growth Portfolio C                                 1,383
    Government Income Portfolio C                                 476
    International Core Growth Portfolio C                          14
    Worldwide Growth Portfolio C                                5,682
    International Small Cap Growth Portfolio C                    642
    Emerging Countries Portfolio C                              2,068
    Large Cap Growth Institutional Portfolio                       31

    Core Growth Institutional Portfolio                           195
    Emerging Growth Institutional Portfolio                       191
    Income & Growth Institutional Portfolio                       112
    Balanced Growth Institutional Portfolio                        24
    International Core Growth Institutional Portfolio              39
    Worldwide Growth Institutional Portfolio                       70
    International Small Cap Growth Institutional Portfolio         81
    Emerging Countries Institutional Portfolio                    174
    Mini Cap Growth Institutional Portfolio                       164
    Fully Discretionary Institutional Fixed Income Portfolio       12
    Short-Intermediate Institutional Fixed Income Portfolio        14
    Value Institutional Portfolio                                  26
    High Yield Bond Institutional Portfolio                        22
    Strategic Income Institutional Portfolio                       16
    Global Growth & Income Institutional Portfolio                -
    Large Cap Growth Qualified Portfolio                          -
    Core Growth Qualified Portfolio                               203
    Emerging Growth Qualified Portfolio                            18
    Income & Growth Qualified Portfolio                            11
    Balanced Growth Qualified Portfolio                            11
    Government Income Qualified Portfolio                           9
    International Core Growth Qualified Portfolio                   2
    Worldwide Growth Qualified Portfolio                           10
    International Small Cap Growth Qualified Portfolio             10
    Emerging Countries Qualified Portfolio                         61

Item 27. INDEMNIFICATION.

         Registrant's trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

         Section 8 of Registrant's Administration Agreement, filed herewith as
Exhibit 9.1, provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.
Section 9 of Registrant's Distribution Agreement, filed herewith as Exhibit 6, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct. Section 4 of the Shareholder Service Agreement, filed herewith as Exhibit 9.3, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.

         Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         Nicholas-Applegate Capital Management, the investment adviser to the Master Trust, is a California limited partnership, the general partner of which is Nicholas-Applegate Capital Management, Inc. (the "General Partner"). During the two fiscal years ended December 31, 1996, Nicholas-Applegate Capital Management has engaged principally in the business of providing investment services to institutional and other clients. All of the additional information required by this Item 28 with respect to the Investment Adviser is set forth in the Form ADV, as amended, of Nicholas-Applegate Capital Management (File No. 801-21442), which is incorporated herein by reference.

Item 29. PRINCIPAL UNDERWRITERS.

         (a) Nicholas-Applegate Securities does not act as a principal underwriter, depositor or investment adviser to any investment company other than Registrant.

         (b) Nicholas-Applegate Securities, the Distributor of the shares of Registrant's Portfolios, is a California limited partnership and its general partner is Nicholas-Applegate Capital Management Holdings, L.P. (the "General Partner"). Information is furnished below with respect to the officers, partners and directors of the General Partner and Nicholas-Applegate Securities. The principal business address of such persons is 600 West Broadway, 30th Floor, San Diego, California 92101, except as otherwise indicated below.


                        POSITIONS AND                   POSITIONS AND
NAME AND PRINCIPAL      OFFICES WITH PRINCIPAL          OFFICES WITH
BUSINESS ADDRESS        UNDERWRITER                     REGISTRANT

Arthur E. Nicholas      Chairman                        None

John D. Wylie           President                       President

Peter J. Johnson        Vice President                  Vice President

Thomas Pindelski        Chief Financial Officer         Chief Financial Officer

E. Blake Moore, Jr.     Secretary                       Secretary

Todd Spillane           Director of Compliance          None

    (c)  Not Applicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS.

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained either at the offices of the Registrant (600 West Broadway, 30th Floor, San Diego, California 92101); the Investment Adviser to the Trust and Master Trust, Nicholas-Applegate Capital Management (600 West Broadway, 30th Floor, San Diego, California 92101); the primary administrator for the Trust and Master Trust, Investment Company Administration Corporation (4455 East Camelback Road, Suite 261-E, Phoenix, Arizona 85018); the Custodian, PNC Bank (Airport Business

Center, International Court 2, 200 Stevens Drive, Lester, Pennsylvania 19113); or the Transfer and Dividend Disbursing Agent, State Street Bank & Trust Company (2 Heritage Drive, 7th Floor, North Quincy, Massachusetts 02171).

Item 31. MANAGEMENT SERVICES.

         Not Applicable.

Item 32. UNDERTAKINGS.

         Registrant undertakes to file a Post-Effective amendment containing reasonably current financial statements with respect to its Pacific Rim Fund, Greater China Fund and Latin America Fund, which need not be certified, within four to six months from the effective date of this Amendment.

         Registrant hereby undertakes that if it is requested by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, it will do so and will assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                      SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, State of California, on the 25th day of August, 1997.


                                                 NICHOLAS-APPLEGATE MUTUAL FUNDS



                                                 By John D. Wylie*
                                                    --------------------------
                                                    John D. Wylie
                                                    President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



John D. Wylie*                          Principal Executive Officer        August 25, 1997
---------------------------------
John D. Wylie


Thomas Pindelski*                       Principal Financial and            August 25, 1997
---------------------------------       Accounting Officer
Thomas Pindelski


Fred C. Applegate*                      Trustee                            August 25, 1997
---------------------------------
Fred C. Applegate


Arthur B. Laffer*                       Trustee                            August 25, 1997
---------------------------------
Arthur B. Laffer


Charles E. Young*                       Trustee                            August 25, 1997
---------------------------------
Charles E. Young

* s/E. Blake Moore, Jr.
---------------------------------
By: E. Blake Moore, Jr.
    Attorney In Fact



                                    EXHIBIT INDEX
                           NICHOLAS-APPLEGATE MUTUAL FUNDS
                                 AMENDMENT NO. 49 TO
                           FORM N-1A REGISTRATION STATEMENT
                                  FILE NO. 811-7428


    EXHIBIT NO.    TITLE OF EXHIBIT


         (1.20)    Amendment No. 16 to Amended and Restated Declaration of
                   Trust.

         (5.1) Form of Investment Advisory Agreement between Registrant and Nicholas-Applegate Capital Management, with respect to Global Blue Chip Fund, Emerging Markets Bond Fund, Pacific Rim Fund, Greater China Fund and Latin America Fund.

         (5.2) Form of Sub-Advisory Agreement between Registrant and Nicholas-Applegate Capital Management-Hong Kong, with respect to the Pacific Rim Fund and Greater China Fund.

         (5.3) Form of Sub-Advisory Agreement between Registrant and Nicholas-Applegate Capital Management-Asia, with respect to the Pacific Rim Fund and Greater China Fund.

         (6.13) Form of letter agreement between Registrant and Nicholas-Applegate Securities, adding Global Blue Chip Fund, Emerging Markets Bond Fund, Pacific Rim Fund, Greater China Fund and Latin America Fund to Distribution Agreement.

         (8.16) Form of letter agreement between Registrant and PNC Bank, adding Pacific Rim Fund, Greater China Fund and Latin America Fund to Custodian Services Agreement.

         (9.17) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Pacific Rim Fund, Greater China Fund and Latin America Fund to Transfer Agency and Service Agreement.

         (9.35) Form of letter agreement between Registrant and PFPC Inc. adding the Pacific Rim Fund, Greater China Fund and Latin America Fund.

         (9.48) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Global Blue Chip Fund, Emerging Markets Bond Fund, Pacific Rim Fund, Greater China Fund and Latin America Fund to agreement regarding expense reimbursement.

         (9.51) Form of Second Amendment Agreement to Credit Agreement among Registrant, The Chase Manhattan Bank, and certain other banks.